      As filed with the Securities and Exchange Commission on July 3, 2002

                        Registration No. _______________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. ___

                      [ ] Post-Effective Amendment No. ___

                        (Check appropriate Box or Boxes)

                      Columbia Short Term Bond Fund, Inc.*
               (Exact Name of Registrant as Specified in Charter)

            1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon 97207
                    (Address of Principal Executive Offices)

                                  503-222-3600
                        (Area Code and Telephone Number)

                                 Jeff B. Curtis
                        1301 SW Fifth Avenue, PO Box 1350
                             Portland, Oregon 97207
                     (Name and address of Agent for Service)


Title of Securities Being Registered: Shares of Common Stock.

Approximate Date of Proposed Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on August 2, 2002 pursuant to Rule 488.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                                 THE GALAXY FUND
                           GALAXY SHORT-TERM BOND FUND
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621


Dear Shareholder:

      The Galaxy Short-Term Bond Fund will hold a special meeting of shareholders on October 18, 2002, at 2:00 p.m. (Eastern Time). At this meeting, shareholders of the Galaxy Short-Term Bond Fund will be asked to vote on the proposed acquisition of their fund by the Columbia Short Term Bond Fund, Inc. which is one of a number of fund acquisitions and liquidations recommended by Columbia Management Group, Inc. ("Columbia"), the new parent company of the investment advisers to The Galaxy Fund and Columbia Short Term Bond Fund, Inc. Columbia's overall goal in proposing these fund acquisitions and liquidations is two-fold. First, by merging funds with similar investment strategies, Columbia can create larger, more efficient funds. Second, by consolidating its investment product line, Columbia can concentrate its portfolio management and distribution resources on a more focused group of portfolios. The specific details and reasons for the Galaxy Short-Term Bond Fund's acquisition are contained in the enclosed Combined Prospectus and Proxy Statement. Please read it carefully.

      This special meeting will be held at The Galaxy Fund's offices located at One Financial Center, Boston, Massachusetts. While we hope you can attend this meeting, it is very important that you vote your shares at your earliest convenience. Your fund has retained the services of PROXY ADVANTAGE, a division of PFPC Inc., to assist shareholders with the voting process. As we get closer to October 18th, shareholders who have not yet voted may receive a call from PROXY ADVANTAGE reminding them to exercise their right to vote.

      YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE, BY INTERNET OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

      If you have any questions regarding the enclosed Combined Prospectus and Proxy Statement, please call PROXY ADVANTAGE at [_________________].

      We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,



Dwight E. Vicks, Jr.
Chairman of the Board of Trustees
The Galaxy Fund


August ___, 2002

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD OCTOBER 18, 2002

                               THE GALAXY FUND
                         GALAXY SHORT-TERM BOND FUND


      NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Galaxy Short-Term Bond Fund will be held at 2:00 p.m. Eastern Time on Friday, October 18, 2002, at the offices of The Galaxy Fund, One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:

      1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Galaxy Short-Term Bond Fund to, and the assumption of all of the liabilities of the Galaxy Short-Term Bond Fund by, the Columbia Short Term Bond Fund, Inc. in exchange for shares of the Columbia Short Term Bond Fund and the distribution of such shares to the shareholders of the Galaxy Short-Term Bond Fund in complete liquidation of the Galaxy Short-Term Bond Fund.

      2. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

      Shareholders of record at the close of business on August 2, 2002, are entitled to notice of and to vote at the meeting and any adjourned session.

                                    By order of the Board of Trustees,



                                    W. Bruce McConnel, Secretary

August ___, 2002

YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY INTERNET OR IN PERSON. SEE THE ENCLOSED PROXY INSERT FOR INSTRUCTIONS. PLEASE HELP THE GALAXY SHORT-TERM BOND FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

                   COMBINED PROSPECTUS AND PROXY STATEMENT
                               AUGUST __, 2002

               ACQUISITION OF THE ASSETS AND LIABILITIES OF THE
                         GALAXY SHORT-TERM BOND FUND
                             c/o The Galaxy Fund
                             One Financial Center
                       Boston, Massachusetts 02111-2621
                                1-800-345-6611

                     BY AND IN EXCHANGE FOR SHARES OF THE
                      COLUMBIA SHORT TERM BOND FUND, INC.
                              c/o Columbia Funds
                            1301 S.W. Fifth Avenue
                            Portland, Oregon 97201
                                1-800-547-1707


                              TABLE OF CONTENTS

QUESTIONS AND ANSWERS ....................................................................................      6

PROPOSAL - Acquisition of the Galaxy Short-Term Bond Fund by the
              Columbia Short Term Bond Fund, Inc..........................................................     12
       The Proposal ......................................................................................     12
       Principal Investment Risks ........................................................................     12
       Information About the Acquisition .................................................................     13

GENERAL ..................................................................................................     21
       Voting Information ................................................................................     21

Appendix A - Agreement and Plan of Reorganization ........................................................     A-1

Appendix B - Fund Information ............................................................................     B-1

Appendix C - Capitalization ..............................................................................     C-1

Appendix D - Management's Discussion of Fund Performance for the Columbia Short Term Bond Fund ...........     D-1

Appendix E - Information Applicable to Class Z, Class T and Class G Shares of the Columbia Short Term Bond
             Fund and Trust, Retail A, and Retail B of the Galaxy Short-Term Bond Fund ...................     E-1

Appendix F - Financial Highlights of the Columbia Short Term Bond Fund ...................................     F-1

Appendix G - Comparison of Differences Between a Massachusetts Business Trust and an Oregon Corporation ..     G-1

      This Combined Prospectus and Proxy Statement ("Prospectus/Proxy") contains information you should know before voting on the Agreement and Plan of Reorganization relating to the proposed acquisition of the Galaxy Short-Term Bond Fund (the "Galaxy Fund") by the Columbia Short Term Bond Fund, Inc. (the "Columbia Fund" and, together with the Galaxy Fund, the "Funds") (the "Acquisition") at a Special Meeting of Shareholders of the Galaxy Fund (the "Meeting"), which will be held at 2:00 p.m. Eastern Time on October 18, 2002 at the offices of The Galaxy Fund ("Galaxy"), One Financial Center, Boston, Massachusetts 02111-2621. The Galaxy Fund and Columbia Fund are each registered, open-end management investment companies (mutual funds). Please read this Prospectus/Proxy and keep it for future reference.

      The Proposal in this Prospectus/Proxy relates to the proposed acquisition of the Galaxy Fund by the Columbia Fund. If the Acquisition of the Galaxy Fund occurs, you will become a shareholder of the Columbia Fund. If the Agreement and Plan of Reorganization relating to the Galaxy Fund is approved by the shareholders of the Galaxy Fund and the related Acquisition occurs, the Galaxy Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Columbia Fund in exchange for shares of a similar class of the Columbia Fund with the same aggregate net asset value as the net value of the assets and liabilities transferred. After that exchange, shares of each class received by the Galaxy Fund will be distributed pro rata to the Galaxy Fund's shareholders of the corresponding class. Please review this Proposal carefully.

      Please review the enclosed Prospectus of the Columbia Fund. This document is incorporated into this Prospectus/Proxy by reference. The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are also incorporated into this Prospectus/Proxy by reference:

      - The Prospectuses for the Galaxy Fund dated February 28, 2002, as supplemented on _________, 2002.

      - The Statement of Additional Information for the Galaxy Fund dated February 28, 2002, as supplemented on _________, 2002.

      - Management's Discussion of Fund Performance, the Report of Independent Accountants and the financial statements included in the Annual Report to Shareholders of the Galaxy Fund dated October 31, 2001.

      - The financial statements included in the Semi-Annual Report to Shareholders of the Galaxy Fund dated April 30, 2002.

      - The Statement of Additional Information of the Columbia Fund dated August __, 2002 relating to this Prospectus/Proxy.

      The Galaxy Fund has previously sent its Annual Report and Semi-Annual Report to its shareholders. For a free copy of these Reports or any of the documents listed above you may call 1-888-867-3863, or you may write to the Galaxy Fund at the address listed on the cover of this Prospectus/Proxy. You may also obtain many of these documents by accessing the Internet site for the Galaxy Fund at www.galaxyfunds.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 with special TTD equipment. Text-only versions of all Galaxy Fund and Columbia Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet site at www.sec.gov. You can review and copy information about the Funds by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0102. In addition, these materials can be inspected and copied at the SEC's regional offices at 233 Broadway, New York, New York 10279, and 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. You can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            QUESTIONS AND ANSWERS

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE INFORMATION CONTAINED IN THIS PROSPECTUS/PROXY. PLEASE REVIEW THE FULL PROSPECTUS/PROXY PRIOR TO CASTING YOUR VOTE.

1.    WHAT IS BEING PROPOSED?

The Trustees of Galaxy are recommending that the Columbia Fund acquire the Galaxy Fund. This means that the Columbia Fund would acquire all of the assets and liabilities of the Galaxy Fund in exchange for shares of the Columbia Fund. The Columbia Fund is one of several funds in the Columbia Funds family. If the Acquisition relating to the Galaxy Fund is approved and the Acquisition is consummated, your shares of the Galaxy Fund will be cancelled and you will receive shares of the Columbia Fund with an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around November 1, 2002.

The Columbia Fund, and each fund in the Columbia Funds family, is organized as an Oregon corporation with a single-class structure. The Columbia Fund is currently seeking shareholder approval of an amendment to its Articles of Incorporation that would permit the Fund to adopt a multi-class structure, as contemplated herein

2.    WHY IS THE ACQUISITION BEING PROPOSED?

Fleet Investment Advisors Inc. ("FIA"), the investment adviser to the Galaxy Fund, is part of a larger organization known as Columbia Management Group, Inc. ("Columbia"). The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty, Stein Roe, Galaxy and Columbia Funds proposed by Columbia, the parent of the investment advisers to the Liberty, Stein Roe, Galaxy and Columbia Funds. The overall purposes of these acquisitions and liquidations include consolidating and rationalizing the product offerings of the Liberty, Stein Roe, Galaxy and Columbia Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.

The Trustees of Galaxy recommend approval of the Acquisition because it offers shareholders of the Galaxy Fund an investment in a larger fund (allowing the potential for more efficient operation by spreading relatively fixed costs, such as audit and legal fees, over a larger asset base) with an investment goal and strategies generally similar to those of the Galaxy Fund. In reviewing the Acquisition, the Trustees also considered the following matters:

      - based on estimated expense ratios as of March 31, 2002, Retail A and Trust shareholders of the Galaxy Fund are expected to experience lower expenses and Retail B shareholders of the Galaxy Fund are expected to experience an increase in net expenses (after taking into account fee waivers currently in effect for the Galaxy Fund), although Retail B Shares are exported to experience lower gross expenses;

      - Galaxy Fund shareholders will move into a fund with a better historic performance record; and

      - the Acquisition is expected to be tax-free for shareholders of the Galaxy Fund who choose to remain shareholders of the Columbia Fund, while liquidation would be a realization event for tax purposes.

Please review "Reasons for the Acquisition" in the "Information About the Acquisition" section under "Proposal" in this Prospectus/Proxy for more information regarding the factors considered by the Galaxy Trustees.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

The following tables allow you to compare the sales charges and management fees and expenses of the Galaxy Fund and the Columbia Fund with those that Columbia expects to be applicable to the combined fund in the first year following the Acquisition. As part of the Acquisition, Retail A shareholders of the Galaxy Fund will receive Class T shares of the Columbia Fund, Retail B shareholders of the Galaxy Fund will receive Class G shares of the Columbia Fund and Trust shareholders of the Galaxy Fund will receive Class Z shares of the Columbia Fund. Class T shares and Class G shares of the Columbia Fund will continue to be available for purchase after consummation of the Acquisition by former Retail A and Retail B shareholders of the Galaxy Funds but will not be offered to new investors. Sales charges, if applicable, are paid directly by shareholders to each Fund's distributor. Annual Fund Operating Expenses are paid by each Fund. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services.

The Annual Fund Operating Expenses shown in the table below represent expenses for the Galaxy Fund for its last fiscal year (ended October 31, 2001) and for the Columbia Fund for its last fiscal year (ended December 31, 2001) and those expected to be incurred by the combined fund on a pro forma basis (after giving effect to the Acquisition) and based on pro forma combined net assets as of March 31, 2002. Shareholders should be aware that based on estimated Galaxy expense ratios as of March 31, 2002, it is estimated that the Acquisition will impact Galaxy Fund shareholders as follows:

                                          Change in
                             Total Annual Fund Operating Expenses
                             ------------------------------------
                              Before Waivers       After Waivers
                              --------------       -------------
           Retail A                -.16%               -.01
           Retail B                -.14%               +.01
           Trust                   -.10%               -.10%


Shareholders of the Galaxy Funds will not pay additional sales charges as a result of the Acquisition, although any contingent deferred sales charge ("CDSC") applied to share purchases made prior to the Acquisition will be continued.


SHAREHOLDER FEES
(paid directly from your investment)


                                                          GALAXY FUND(5)                                COLUMBIA FUND
                                                          --------------                                -------------      EXISTING
                                              RETAIL A       RETAIL B         TRUST         CLASS T        CLASS G         SHARES(6)
Maximum sales charge (load)
on purchases (%)
(as a percentage of the offering price)        4.75(1)         None           None             +              +             None

Maximum deferred sales charge (load)
on redemptions (%)
(as a percentage of the lesser of
purchase price or redemption price)            1.00(2)        5.00(3)         None             +              +             None

Redemption fee (%)
(as a percentage of amount redeemed,
 if applicable)                                  (4)            (4)            (4)             +              +              (4)

                                                                 COLUMBIA FUND
                                                            (PRO FORMA COMBINED)(5)
                                                            -----------------------
                                                 CLASS T            CLASS G            CLASS Z
Maximum sales charge (load)
on purchases (%)
(as a percentage of the offering price)          4.75(1)             None               None
Maximum deferred sales charge (load)
on redemptions (%)
(as a percentage of the lesser of
purchase price or redemption price)              1.00(2)            5.00(3)             None
Redemption fee (%)
(as a percentage of amount redeemed, if
applicable)                                        (4)                (4)                (4)

--------

+ Class T and Class G shares of the Columbia Fund will not be issued until the date of the Acquisition.

(1)  Reduced sales charges may be available. See Appendix E.

(2) This charge applies only to investments in Galaxy Fund Retail A Shares or Columbia Fund Class T shares of $1 million or more that are redeemed within one year after purchase. See Appendix E.

(3) This amount represents the maximum charge payable if you sell your shares in the first year after purchase. The actual deferred sales charge you pay depends on when you acquired your shares and when you redeem your shares. See Appendix E.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(6) Existing shares of the Columbia Fund will be redesignated Class Z shares at the time of the Acquisition.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                                          GALAXY FUND                                   COLUMBIA FUND
                                                          -----------                                   -------------
                                                                                                                          EXISTING
                                              RETAIL A       RETAIL B         TRUST         CLASS T        CLASS G         SHARES
Management fee (%)                            0.75(7)        0.75(7)          0.75(7)          +              +            0.50
Distribution and service (12b-1) fees (%)     None           0.80(8)          None             +              +            None
Other expenses (%)                            0.49(9)        0.36             0.25             +              +            0.41
Total annual fund operating expenses (%)      1.24(7)        1.91(7)          1.00(7)          +              +            0.91(10)

                                                                 COLUMBIA FUND
                                                            (PRO FORMA COMBINED)
                                                            --------------------

                                                 CLASS T            CLASS G            CLASS Z
Management fee (%)                               0.50               0.50               0.50
Distribution and service (12b-1) fees (%)        None               0.80(8)           None
Other expenses (%)                               0.48               0.35(11)           0.16
Total annual fund operting expenses (%)          0.98               1.65(11)           0.66

--------

+ Class T and Class G shares of the Columbia Fund will not be issued until the date of the Acquisition.

(7) The Galaxy Fund's adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Total Fund operating expenses after this waiver are expected to be 1.04% for Retail A Shares, 1.71% for Retail B Shares and 0.80% for Trust Shares. This fee waiver may be revised or discontinued at any time.

(8) The Galaxy Fund and the Columbia Fund may pay Distribution and service (12b-1) fees of up to a maximum of 1.15% of such Fund's average daily net assets attributable to Retail B Shares and Class G shares, respectively (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more that 0.80% during the current fiscal year.

(9) The Galaxy Fund and the Columbia Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Retail A Shares and Class T shares, respectively (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.

(10) For the three years commencing November 1, 2000 and ending December 31, 2003, the Columbia Fund's adviser has contractually agreed to limit the Fund's total expenses for Class Z shares to 0.75% of Fund assets.

(11) The Columbia Fund's adviser and/or its affiliates have agreed to reimburse 0.01% of the transfer agency fees for Class G shares. As a result, actual Other expenses and Total annual fund operating expenses would be 0.34% and 1.65%, respectively. After the first anniversary of the date of the Acquisition, these fee waivers and expense reimbursements may be terminated at any time.

EXAMPLE EXPENSES

Example expenses help you compare the cost of investing in the Galaxy Fund or the Columbia Fund before the Acquisition with the cost of investing in the Combined Fund on a pro forma basis and also allow you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The following hypothetical conditions were used in performing the calculations:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Each Fund's operating expenses remain the same

      -     Reinvestment of all dividends and distributions

                                                              1 YEAR            3 YEARS             5 YEARS          10 YEARS
GALAXY FUND
Retail A                                                        $595               $850              $1,124            $1,904
Retail B(1)
      did not sell your shares                                   194                600               1,032             1,899
      sold all your shares at end of period                      694                900               1,232             1,899
Retail B(2)
      did not sell your shares                                   194                600               1,032             2,059
      sold all your shares at end of period                      694              1,000               1,332             2,059
Trust Shares                                                     102                318                 552             1,225

                                                              1 YEAR            3 YEARS             5 YEARS          10 YEARS
COLUMBIA FUND
Class Z Shares                                                   $77               $240                $417              $930

                                                              1 YEAR            3 YEARS             5 YEARS          10 YEARS
COLUMBIA FUND
(PRO FORMA COMBINED)
  Class T                                                       $570               $772              $  991            $1,619
  Class G(3)
      did not sell your shares                                   168                520                 897             1,612
      sold all your shares at end of period                      668                820               1,097             1,776
  Class G(4)
      did not sell your shares                                   168                520                 897             1,776
      sold all your shares at end of period                      668                920               1,197             1,776
  Class Z                                                         69                211                 368               835



(1) For Retail B Shares of the Galaxy Fund purchased before January 1, 2001. Assumes Retail B Shares of the Galaxy Fund automatically convert to Retail A Shares of the Galaxy Fund six years after purchase.

(2) For Retail B Shares of the Galaxy Fund purchased on or after January 1, 2001. Assumes Retail B Shares of the Galaxy Fund automatically convert to Retail A Shares of the Galaxy Fund eight years after purchase.

(3) For Class G shares of the Columbia Fund acquired in exchange for Retail B Shares of the Galaxy Fund purchased prior to January 1, 2001. Assumes Class G shares of the Columbia Fund automatically convert to Class T shares of the Columbia Fund six years after purchase.

(4) For Class G shares of the Columbia Fund acquired in exchange for Retail B Shares of the Galaxy Fund purchased on or after January 1, 2001. Assumes Class G shares of the Columbia Fund automatically convert to Class T shares of the Columbia Fund eight years after purchase.


4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE GALAXY FUND AND COLUMBIA FUND COMPARE?

      This table compares the investment goals and principal investment strategies of the Galaxy Fund and Columbia Fund.

              GALAXY FUND                                  COLUMBIA FUND
              -----------                                  -------------
INVESTMENT GOAL - The Galaxy Fund seeks          INVESTMENT GOAL - The Columbia Fund
a high level of current income                   seeks a high level of current income
consistent with preservation of capital.         consistent with a high degree of
                                                 principal stability.

PRINCIPAL INVESTMENT STRATEGIES -                PRINCIPAL INVESTMENT STRATEGIES -
The Galaxy Fund seeks to achieve its goal        The Columbia Fund seeks to achieve its
as follows:                                      goal as follows:

-  Under normal circumstances, the               -  The Fund invests at least 80% of its
   Fund invests at least 80% of its net             net assets plus any borrowings for
   assets plus any borrowings for                   investment purposes in short-term,
   investment purposes in debt                      investment grade, fixed income
   obligations, such as bonds and                   securities (i.e., those rated BBB
   debentures.                                      or higher by S&P or Baa or higher
                                                    by Moody's, or if unrated,
-  The Fund invests primarily in                    determined to be of comparable
   debt obligations of U.S. and foreign             quality).
   corporations and in debt obligations
   issued or guaranteed by the U.S.              -  Under normal market conditions, the
   Government and its agencies or                   Fund intends to invest at least 50%
   instrumentalities or by foreign                  of its assets in direct and
   governments or their political                   indirect obligations of the U.S.
   subdivisions and instrumentalities.              Government, its agencies and
   It also invests in asset-backed and              instrumentalities, and corporate
   mortgage-backed securities and in                debt securities rated in the two
   money market instruments such as                 highest categories by S&P or
   commercial paper and the obligations             Moody's.
   of U.S. and foreign banks.
                                                   -  The Fund's average portfolio
-  The Fund's adviser selects                         duration will not exceed three
   portfolio securities by                            years.

              GALAXY FUND                                  COLUMBIA FUND
              -----------                                  -------------
   monitoring and evaluating economic         -  The Fund's adviser utilizes a team
   trends and establishing duration              approach to investing in which a
   targets and ranges of interest                top-down overview is used to
   payments on bonds of various                  determine sector emphasis between
   maturities, and determining the               different types of fixed income
   appropriate allocation of the Fund's          instruments. The team works to
   assets among various market sectors.          appropriately shift emphasis between
                                                 levels of quality, maturity, coupon
-  Nearly all Fund investments are               and types of debt instruments based
   of investment grade quality, i.e.,            on their relative attractiveness. The
   rated in one of the top four rating           team also uses a proprietary horizon
   categories assigned by Standard &             analysis model to gauge the
   Poor's Ratings Group ("S&P") or               performance of different bonds and
   Moody's Investors Service, Inc.               the Fund's portfolio under various
   ("Moody's") or unrated securities             interest rate scenarios. A bottom up
   determined by the Fund's adviser to           security analysis also is undertaken
   be of comparable quality.  Under              to consider the creditworthiness of
   normal market conditions, at least            issuers, particularly for bonds rated
   65% of the Fund's total assets will           below investment grade.
   be invested in securities that have
   one of the top three ratings
   assigned by S&P or Moody's or, if
   unrated, are determined to be of
   comparable quality by the Fund's
   adviser.

-  Under normal market conditions, the
   Fund's average weighted maturity
   will be less than three years.


For more information concerning investment policies and restrictions, see each Fund's Statement of Additional Information.


5. WHAT CLASS OF COLUMBIA FUND SHARES WILL I RECEIVE IF THE ACQUISITION RELATING TO THE GALAXY FUND OCCURS?

If you own Retail A Shares of the Galaxy Fund, you will receive Class T shares of the Columbia Fund. The initial sales charge will not apply to the Class T shares of the Columbia Fund you receive in connection with the Acquisition. Class T shares will continue to be available for purchase after consummation of the Acquisition by former Retail A shareholders of the Galaxy Fund. Class T shares will not be sold to new investors. A sales charge will apply to any purchases of Class T shares of the Columbia Fund you make after consummation of the Acquisition, unless you qualify for a sales charge waiver. If you purchased $1 million or more of Retail A Shares of the Galaxy Fund within one year of the consummation of the Acquisition and did not pay a front-end sales charge, the Class T shares you acquire in the Acquisition will be subject to a 1% CDSC if you sell the shares within one year after you purchased your Retail A Shares of the Galaxy Fund.

If you own Retail B Shares of the Galaxy Fund, you will receive Class G Shares of the Columbia Fund. The CDSC applicable to your Galaxy Fund Retail B Shares will be maintained on the Class G shares you receive in the Acquisition.
See Appendix E for more information. Class G shares will continue to be available for purchase after consummation of the Acquisition by former Retail B shareholders of the Galaxy Funds. Class G shares will not be sold to new investors.

If you own Trust Shares of the Galaxy Fund, you will receive Class Z shares of the Columbia Fund.

For more information on the characteristics of the Columbia Fund shares you will receive in comparison to the Galaxy Fund shares you currently own, please see the section "Information About the Acquisition - Shares You Will Receive" in the Proposal section of this Prospectus/Proxy and Appendix E.

6.    WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax-free to you for federal income tax purposes. This means that neither you nor the Galaxy Fund is expected to recognize a gain or loss as a result of the Acquisition.

Immediately prior to the Acquisition, the Galaxy Fund will declare and pay a distribution of all net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, to its shareholders.

The cost basis and holding period of your Galaxy Fund shares are expected to carry over to your new shares in the Columbia Fund.

                                    PROPOSAL
   ACQUISITION OF THE GALAXY SHORT-TERM BOND FUND BY THE COLUMBIA SHORT TERM
                                 BOND FUND INC.

THE PROPOSAL

      Shareholders of the Galaxy Fund are being asked to approve the Agreement and Plan of Reorganization dated [June ___], 2002, between Galaxy on behalf of the Galaxy Fund, the Columbia Fund and Columbia. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Galaxy Fund by the Columbia Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

      All of the principal risks applicable to the Funds are described in the table below. The Acquisition is not expected to expose the shareholders of the Galaxy Fund to any additional principal risks.

PRINCIPAL RISK                                                                          FUNDS SUBJECT TO RISK
--------------                                                                          ---------------------
INTEREST RATE RISK - The prices of debt securities generally tend to move in the        Galaxy Fund
opposite direction to interest rates. When rates are rising, the prices of debt         Columbia Fund
securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

CREDIT RISK - The value of debt securities also depends on the ability of issuers to    Galaxy Fund
make principal and interest payments. If an issuer can't meet its payment               Columbia Fund
obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher rated securities.

PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt            Galaxy Fund
securities held by the Fund, particularly asset-backed and mortgage-backed              Columbia Fund
securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value.  In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities.  In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will

PRINCIPAL RISK                                                                          FUNDS SUBJECT TO RISK
--------------                                                                          ---------------------
decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments          Galaxy Fund
because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability.  Foreign securities may be more volatile and less liquid than U.S. securities.  Stock prices may decline over short or extended periods.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  The value of an investment in a Fund will go up and down with the value of the investments which the Fund holds.  A Fund's investments may not perform as well as other investments, even in times of rising markets.

FREQUENT TRADING - Frequent trading of investments usually increases the chance that    Galaxy Fund
the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's returns.

SELECTION OF INVESTMENTS - The adviser evaluates the risks and rewards presented by     Galaxy Fund
all securities purchased by a Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.


SHAREHOLDERS OF THE GALAXY FUND SHOULD NOTE THAT, ALTHOUGH THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE COLUMBIA FUND ARE GENERALLY SIMILAR TO THOSE OF THE GALAXY FUND, THERE MAY BE SOME DIFFERENCE IN THE INVESTMENT APPROACH OF THE COMBINED FUND. IN PARTICULAR, THE GALAXY FUND MANAGES INTEREST RATE SENSITIVITY BY MAINTAINING AN AVERAGE WEIGHTED MATURITY OF THREE YEARS, WHILE THE COLUMBIA FUND MANAGES INTEREST RATE SENSITIVITY BY MAINTAINING AN AVERAGE PORTFOLIO DURATION OF NOT MORE THAN THREE YEARS. PLEASE SEE THE ANSWER TO QUESTION 4 ABOVE FOR MORE INFORMATION COMPARING THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE FUNDS.

INFORMATION ABOUT THE ACQUISITION

   General

      Shareholders who object to the Acquisition of the Galaxy Fund by the Columbia Fund will not be entitled under Massachusetts law or Galaxy's Declaration of Trust to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares of the Columbia Fund which they receive in the transaction at their current net asset value, less any applicable CDSC. In addition, you may redeem your Galaxy Fund shares at any time prior to the consummation of the Acquisition.

   Shares You Will Receive

      If the Acquisition of the Galaxy Fund occurs and you own Retail A Shares of the Galaxy Fund, you will receive Class T shares of the Columbia Fund. Please see Appendix E for more information regarding Class T shares of the Columbia Fund and the differences between such shares and Retail A Shares of the Galaxy Fund. As compared to the Galaxy Fund Retail A Shares you currently own, Class T shares of the Columbia Fund will have the following characteristics:

      - Class T shares you receive in exchange for your Galaxy Fund Retail A Shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Retail A Shares as of the business day before the closing of the Acquisition.

      - The Columbia Fund's initial sales charge will not apply to the Class T shares you receive in connection with the Acquisition, but it will apply to any subsequent purchases of Class T shares by you after consummation of the Acquisition unless you qualify for a sales charge waiver.

      - Class T shares of the Columbia Fund are subject to the same initial sales charge schedule as Retail A Shares of the Galaxy Fund, provided, however, that the Class T shares you receive in exchange for your Galaxy Fund Retail A Shares will not be subject to an initial sales charge.

      - The Columbia Fund charges a CDSC of 1% for certain large purchases of Class T shares if they are redeemed within one year of purchase. If you purchased $1 million or more of Retail A Shares of the Galaxy Fund within one year of the consummation of the Acquisition, the Class T shares of the Columbia Fund you acquire in the Acquisition will be subject to a CDSC of 1% if you sell the shares within one year after you purchased your Galaxy Fund Retail A Shares.

      - Class T shares of the Columbia Fund are subject to the same shareholder servicing fees as Retail A Shares of the Galaxy Fund.

      - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

      - Class T shares acquired in the Acquisitions may be exchanged for Class T shares or Class A shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class T shares are exchanged for Class A shares, they cannot be exchanged back into Class T shares.

      - You will have voting and other rights generally similar to those you currently have, but as a shareholder of the Columbia Fund. Please see Appendix G for more information regarding the differences between the Galaxy Fund and the Columbia Fund.

      If the Acquisition of the Galaxy Fund occurs and you own Retail B Shares of the Galaxy Fund, you will receive Class G shares of the Columbia Fund. Please see Appendix E for more information regarding Class G shares of the Columbia Fund and the differences between such shares and Retail B Shares of the Galaxy Fund. As compared to the Retail B Shares of the Galaxy Fund you currently own, Class G shares of the Columbia Fund will have the following characteristics:

      - Class G shares you receive in exchange for your Galaxy Fund Retail B Shares will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Retail B Shares as of the business day before the closing of the Acquisition.

      - Class G shares are subject to the same CDSC schedule as Retail B Shares of the Galaxy Fund, but for purposes of determining the CDSC applicable to any redemption of Class G shares you acquire in the Acquisition, the new shares will continue to age from the date you purchased your Galaxy Fund Retail B Shares.

      - Class G shares are subject to the same distribution and service fees as Retail B Shares of the Galaxy Fund.

      - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

      - Class G shares acquired in the Acquisition may be exchanged for Class G shares or Class B shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares.

      - You will have voting and other rights generally similar to those you currently have, but as a shareholder of the Columbia Fund. Please see Appendix G for more information regarding the differences between the Galaxy Fund and the Columbia Fund.

      If the Acquisition of the Galaxy Fund occurs and you own Trust Shares of the Galaxy Fund, you will receive Class Z shares of the Columbia Fund. Please see Appendix E for more information regarding Class Z shares of the Columbia Fund and the differences between such shares and Trust Shares of the Galaxy Fund. As compared to the Galaxy Fund Trust Shares you currently own, the shares you receive in exchange for such shares will have the following characteristics:

      - They will have an aggregate net asset value equal to the aggregate net asset value of your Galaxy Fund Trust Shares as of the business day before the closing of the Acquisition.

      - There will be no change in the procedures for purchasing and redeeming your shares after the Acquisition.

      - Unlike Galaxy Fund Trust Shares, you will be able to exchange your Class Z shares for Class Z shares or Class A shares of any other fund distributed by Liberty Funds Distributor, Inc.

      - You will have voting and other rights generally similar to those you currently have, but as a shareholder of the Columbia Fund. Please see Appendix G for more information regarding the differences between the Galaxy Fund and the Columbia Fund.

      Information concerning capitalization of each of the Funds is contained in Appendix C.

   Reasons for the Acquisition

      On November 1, 2001, Fleet National Bank, which is a wholly-owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"), completed its acquisition of the investment management business of Liberty Financial Companies, Inc. ("LFC"). As a result of this acquisition and subsequent organizational restructuring, FIA, the investment adviser to the Galaxy Fund, and Columbia Funds Management Company ("Columbia Management"), the investment adviser to the Columbia Fund, became part of Columbia, which is an indirect wholly-owned subsidiary of FleetBoston. The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty, Stein Roe, Galaxy and Columbia Funds proposed by Columbia, the parent of the adviser to the Liberty, Stein Roe, Galaxy and Columbia Funds. The overall purposes of these acquisitions and liquidations include consolidating and rationalizing the product offerings of the Liberty, Stein Roe, Galaxy and Columbia Funds, creating larger, more efficient funds, and permitting Columbia to concentrate its portfolio management and distribution resources on a more focused group of portfolios.

      The Trustees of Galaxy, including all of the Trustees who are not "interested persons" of Galaxy, and the Directors of the Columbia Fund, including all of the Directors who are not "interested persons" of the Columbia Fund, have determined that the Acquisition would be in the best interests of each Fund's shareholders and that the interests of existing shareholders in each Fund would not be diluted as a result of the Acquisition. The Trustees of Galaxy have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement.

      In proposing the Acquisition, Columbia presented to the Galaxy Trustees, at meetings held on June 10-11, 2002 and June 17, 2002, the following reasons for the Galaxy Fund to enter into the Acquisition:

- The Acquisition is intended to create a larger fund with an investment goal and strategies generally similar to those of the Galaxy Fund.

- Based on estimated expense ratios as of March 31, 2002, net expenses for Retail A and Trust shareholders are expected to decrease as a percentage of fund assets.

- The Acquisition is intended to permit the Galaxy Fund's shareholders to exchange their investment for an investment in the Columbia Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Galaxy Fund shareholder were to redeem his or her shares to invest in another fund, such as the Columbia Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Galaxy Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Galaxy Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Columbia Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

      The Galaxy Trustees considered that shareholders of the Galaxy Fund who do not want to become shareholders of the Columbia Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could redeem their shares in the Galaxy Fund prior to the Acquisition.

      In addition, the Galaxy Trustees considered the relative Fund performance results set forth below under "Performance Information." No assurance can be given that the Columbia Fund will achieve any particular level of performance after the Acquisition.

   Terms of the Agreement and Plan of Reorganization

      If approved by the shareholders of the Galaxy Fund, the Acquisition is expected to occur on or around [November ___], 2002. A form of the Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy for your review. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

      - The Galaxy Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Columbia Fund in exchange for shares of a similar class of the Columbia Fund* with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

      - The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on [November ___], 2002, or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition.

      - The shares of each class of the Columbia Fund received by the Galaxy Fund will be distributed to the Galaxy Fund shareholders of the corresponding class pro rata in accordance with their percentage ownership of such class of the Galaxy Fund in full liquidation of the Galaxy Fund.

      - After the Acquisition, the Galaxy Fund will be terminated, and its affairs will be wound up in an orderly fashion.

--------

* Retail A shareholders of the Galaxy Fund will receive Class T shares of the Columbia Fund, Retail B shareholders of the Galaxy Fund will receive Class G shares of the Columbia Fund and Trust shareholders of the Galaxy Fund will receive Class Z shares of the Columbia Fund, in each case as discussed under "Information About the Acquisition - Shares You Will Receive" in the "Proposal" section of this Prospectus/Proxy.

      - The Acquisition requires approval by the Galaxy Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of both the Trustees of Galaxy and the Directors of Columbia or, under certain conditions, by either Galaxy or Columbia.

   Federal Income Tax Consequences

      The Acquisition is intended to be a tax-free reorganization. Ropes & Gray has delivered to the Galaxy Fund and the Columbia Fund an opinion, and the closing of the Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), although not entirely free from doubt, for federal income tax purposes:

      - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Galaxy Fund or the shareholders of the Galaxy Fund as a result of the Acquisition;

      - under Section 358 of the Code, the tax basis of the Columbia Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Galaxy Fund shares exchanged therefor;

      - under Section 1223(1) of the Code, your holding period for the Columbia Fund shares you receive will include the holding period for your Galaxy Fund shares exchanged therefor if you hold your shares as a capital asset;

      - under Section 1032 of the Code, no gain or loss will be recognized by the Columbia Fund as a result of the Acquisition;

      - under Section 362(b) of the Code, the Columbia Fund's tax basis in the assets that the Columbia Fund receives from the Galaxy Fund will be the same as the Galaxy Fund's basis in such assets; and

      - under Section 1223(2) of the Code, the Columbia Fund's holding period in such assets will include the Galaxy Fund's holding period in such assets.

      Each opinion is, and each confirmation letter will be, based on certain factual certifications made by officers of Galaxy or the Columbia Fund, as applicable. No opinion or confirmation letter is a guarantee that the tax consequences of the Acquisition will be as described above.

      Prior to the closing of the Acquisition, the Galaxy Fund will, and the Columbia Fund may, distribute to their shareholders all of their respective net investment company taxable income, if any, and net realized capital gains (after reduction by any available capital loss carryforwards), if any, that have not previously been distributed to shareholders. All such distributions will be taxable to shareholders.

      A substantial portion of the portfolio assets of the Galaxy Fund may be sold in connection with the Acquisition. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Galaxy Fund's basis in such assets. Any net capital gains recognized in these sales not offset by capital loss carryforwards will be distributed to the Galaxy Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

      This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws.

   Performance Information

      The charts below show the percentage gain or loss for Trust Shares of the Galaxy Fund and the existing shares of the Columbia Fund in each of the last ten calendar years. They should give you a general idea of how each of the Fund's returns have varied from year to year. The charts include the effects of expenses for Trust Shares and the Columbia Fund's existing shares, respectively. Returns for Retail A Shares and Retail B Shares of the Galaxy Fund were lower than the returns shown because they have higher expenses than Trust Shares. In addition, returns for Retail A Shares and Retail B Shares of the Galaxy Fund would be even lower if any applicable sales charges were included. Class T and Class G shares of the Columbia Fund have not yet commenced operations and have no performance history. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower.

      Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information.




                                 GALAXY FUND
                                 TRUST SHARES

          1992    1993   1994    1995    1996   1997    1998    1999   2000    2001
-----------------------------------------------------------------------------------
 15.00%
-----------------------------------------------------------------------------------
                                11.26%
-----------------------------------------------------------------------------------
 10.00%
-----------------------------------------------------------------------------------
          5.81%  6.41%                          5.82%   6.34%          7.77%   7.45%
-----------------------------------------------------------------------------------
 5.00%
-----------------------------------------------------------------------------------
                                        3.65%                  2.56%
-----------------------------------------------------------------------------------
 0.00%
-----------------------------------------------------------------------------------
                        -0.33%
-----------------------------------------------------------------------------------
 -5.00%
-----------------------------------------------------------------------------------
-10.00%
-----------------------------------------------------------------------------------


The Fund's year-to-date total return through June 30, 2002, was [____]%.


For period shown in bar chart:
     Best quarter: 3rd quarter 1992, +4.14%
     Worst quarter: 1st quarter 1994, -0.72%

                                  COLUMBIA FUND
                                EXISTING SHARES

          1992    1993   1994    1995    1996   1997    1998    1999   2000    2001
-----------------------------------------------------------------------------------
 15.00%
-----------------------------------------------------------------------------------
                                10.21%
-----------------------------------------------------------------------------------
 10.00%
-----------------------------------------------------------------------------------
          5.81%   5.91%                         5.76%   6.43%          7.26%   8.07%
-----------------------------------------------------------------------------------
 5.00%
-----------------------------------------------------------------------------------
                                         3.85%                   1.80%
-----------------------------------------------------------------------------------
 0.00%
-----------------------------------------------------------------------------------
                        -0.03%
-----------------------------------------------------------------------------------
 -5.00%
-----------------------------------------------------------------------------------
-10.00%
-----------------------------------------------------------------------------------


The Fund's year-to-date total return through June 30, 2002, was [____]%.


For period shown in bar chart:
      Best quarter:  3rd quarter 1992, +3.88%
      Worst quarter:  1st quarter 1992, -0.93%



      The following tables list the average annual total returns for Retail A and Trust Shares of the Galaxy Fund for the one-year, five-year and ten-year periods ended December 31, 2001 and the average annual total returns for Retail B Shares of the Galaxy Fund for the one-year, five-year and since inception periods ended December 31, 2001 (including applicable sales charges) and the average annual total returns for the existing shares of the Columbia Fund for the one-year, five-year and ten-year periods ended December 31, 2001. Class T and Class G shares of the Columbia Fund have not yet commenced operations and have no performance history. These tables are intended to provide you with some indication of the risks of investing in each Fund. At the bottom of each table, you can compare each Fund's performance with one or more appropriate broad-based market indices.

      After-tax returns are shown for Trust Shares of the Galaxy Fund and the existing shares of the Columbia Fund only. After-tax returns for Retail A Shares and Retail B Shares of the Galaxy Fund will differ. After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

GALAXY FUND

                                                               1 YEAR       5 YEARS           10 YEARS     SINCE INCEPTION

Trust Shares (%)
   Return Before Taxes                                          7.45%         5.97%            5.63%
   Return After Taxes on Distributions                          5.29%         3.73%            3.48%
   Return After Taxes on Distributions and Sale of
       Fund Shares                                              4.50%         3.65%            3.45%
Retail A Shares (%)(1)
     Return Before Taxes                                        2.05%         4.70%            4.94%
Retail B Shares (%)(2)
     Return Before Taxes                                        1.48%         4.53%           __               4.50%(3)
Lehman Brothers One to Three Year Government Bond
Index (%)(5)
(reflects no deduction for fees,
expenses or taxes)                                              8.53%         6.64%            6.10%           6.48%(4)

------------------------------

(1) The performance of Retail A Shares of the Fund for the periods prior to January 1, 2001 has been restated to include the effect of the maximum 4.75% front-end sales charge payable on purchases of Retail A Shares made on or after January 1, 2001.

(2) The performance of Retail B Shares of the Fund includes the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares that are purchased on or after January 1, 2001.

(3)  Retail B Shares of the Fund began operations on March 4, 1996.

(4)  Index performance information is from February 29, 1996 to December 31,
     2001.

(5) The Lehman Brothers One to Three Year Government Bond Index is an unmanaged index which tracks the performance of short-term U.S. government bonds.

COLUMBIA FUND

                                                                1 YEAR       5 YEARS         10 YEARS
Existing Shares (%)
     Return Before Taxes                                        8.07%         5.84%            5.47%
     Return After Taxes on Distributions                        5.77%         3.81%            3.38%
     Return After Taxes on Distributions and Sale of
        Fund Shares                                             4.88%         3.67%            3.35%
Merrill Lynch 1-5 Year Govt./Corp Index(1)
(reflects no deduction for fees,
expenses or taxes)                                              8.98%         6.95%            6.53%
Merrill Lynch 1-3 Year Treasury Index(1)
(reflects no deduction for fees,
expenses or taxes)                                              8.30%         6.59%            6.09%

------------------------------

(1) The Merrill Lynch 1-5 Year Government/Corporate Index is an unmanaged index that includes all U.S. government debt with at least $100 million face value outstanding, as well as investment-grade rated corporate debt with at least $100 million outstanding, with a maturity between 1-5 years. Effective November 1, 2000, the Fund's investment strategy was changed from a U.S. government bond fund to a short-term bond fund. The Merrill Lynch 1-3 year Treasury index is an unmanaged index that measures the return of Treasury bills with maturities of 1-3 years and is intended to provide a benchmark for the prior investment objective and strategy of the Fund.

     THE GALAXY TRUSTEES UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

   Required Vote for the Proposal

      Approval of the Agreement and Plan of Reorganization dated [June ___], 2002, between Galaxy on behalf of the Galaxy Fund, the Columbia Fund and Columbia will require the affirmative vote of a majority of the outstanding shares of the Galaxy Fund. With respect to the approval of the Agreement and Plan of Reorganization, the term "majority of the outstanding shares" of the Galaxy Fund means more than 50% of the outstanding shares of the Galaxy Fund. A vote of the shareholders of the Columbia Fund is not needed to approve the Acquisition.

                                   GENERAL

VOTING INFORMATION

      The Galaxy Trustees are soliciting proxies from the shareholders of the Galaxy Fund in connection with the Meeting, which has been called to be held at 2:00 p.m. Eastern Time on October 18, 2002, at Galaxy's offices located at One Financial Center, Boston, Massachusetts 02111-2621. The Meeting notice, this Prospectus/Proxy and enclosures are being mailed to shareholders beginning on or about [August 15], 2002.

   Information About Proxies and the Conduct of the Meeting

      Solicitation of Proxies. Proxies will be solicited primarily by mailing this Prospectus/Proxy and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of Galaxy or by employees or agents of its service contractors. In addition, PROXY ADVANTAGE, a division of PFPC Inc., has been engaged to assist in the solicitation of proxies, at an estimated cost of $[_______] which will be paid by Columbia as noted below.

   Voting Process

      You can vote in any one of the following ways:

      (a) By mail, by filling out and returning the enclosed proxy card;

      (b) By phone or Internet (see enclosed proxy insert for instructions); or

      (c)   In person at the Meeting.

      Shareholders who owned shares on the record date, August 2, 2002, are entitled to vote at the Meeting. For each full share of the Galaxy Fund that you hold, you are entitled to one vote, and for each fractional share you hold, you are entitled to a proportionate fractional vote. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy insert. Either owner of a joint account may sign the proxy insert, but the signer's name must exactly match the name that appears on the card.

      Costs. The estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by Columbia.

      Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of the Proposal. You can revoke your proxy at any time before it is exercised by sending a signed, written letter of revocation to the Secretary of Galaxy, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

      Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Galaxy Fund as proxies for the Meeting (the "Designees"). A quorum is constituted with respect to the Galaxy Fund by presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Galaxy Fund entitled to vote at the Meeting. In determining whether a quorum is present, abstentions and "broker non-votes" will be treated as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of the Proposal, these shares will have the same effect as if they cast votes against the Proposal. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

      Advisors and Underwriter. The address of the Galaxy Fund's investment advisor is Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02110. FIA was established in 1984. FIA also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of June 30, 2002, FIA managed over $__ billion in assets. During the fiscal year ended October 31, 2001, the Galaxy Fund paid FIA advisory fees at an annual rate of 0.75% of the Galaxy Fund's average net assets.

      The address of the Columbia Fund's investment advisor is Columbia Funds Management Company, P.O. Box 1350, Portland, Oregon 97207-1350. Columbia Management has been an investment advisor since 1967. As of June 30, 2002, Columbia managed over $___ billion in assets. During the fiscal year ended December 31, 2001, the Columbia Fund paid Columbia Management advisory fees at an annual rate of 0.50% of the Fund's average net assets.

      FIA and Columbia Management are part of the larger Columbia organization, which is a wholly owned subsidiary of FleetBoston and includes several other separate legal entities. The legal entities comprising Columbia are managed by a single management team. These entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Funds.

      The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111.

      Other Service Providers for the Columbia Fund and the Galaxy Fund. In some cases, the Columbia Fund and the Galaxy Fund have different service providers. Upon completion of the Acquisition, the Columbia Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar. Following are the names and addresses of certain service providers for the Columbia Fund and the Galaxy Fund.


                            COLUMBIA FUND                   GALAXY FUND
                            -------------                   -----------

Administrator            None                           Fleet Investment Advisors Inc.
                                                        100 Federal Street
                                                        Boston, MA 02110

Sub-administrator        None                           PFPC Inc.
                                                        4400 Computer Drive
                                                        Westborough, MA 01581-5108

Fund Accountant          Colonial Management            Colonial Management
                         Associates, Inc.               Associates, Inc.
                         One Financial Center           One Financial Center
                         Boston, MA 02111               Boston, MA 02111

                            COLUMBIA FUND                   GALAXY FUND
                            -------------                   -----------

Transfer Agent        Columbia Trust Company*            Liberty Funds Services, Inc.
                      1301 S.W. Fifth Avenue             P.O. Box 8081
                      Portland, Oregon 97207             Boston, MA 02266-8081

Custodian             State Street Bank & Trust Company  JPMorgan Chase Bank
                      2 Avenue de Lafayette              270 Park Avenue
                      Boston, MA 02111                   New York, NY 10017-2070

Independent Auditors  PricewaterhouseCoopers LLP         Ernst & Young LLP
                      1300 S.W. Fifth Avenue, Suite      200 Clarendon Street
                      3100                               Boston, MA 02116
                      Portland, Oregon 97201

--------------
* Effective October 19, 2002, the Columbia Fund's transfer agent will become Liberty Funds Services, Inc.

      Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy lists the total number of shares outstanding as of August 2, 2002 for each class of the Galaxy Fund entitled to vote at the Meeting. It also identifies holders of more than 5% or 25% of any class of shares of the Galaxy Fund, and contains information about the executive officers and Trustees/Directors of Galaxy and the Columbia Fund and their shareholdings in the Funds and in Galaxy.

      Adjournments; Other Business. In the event that a quorum is not present at the Meeting with respect to the Galaxy Fund, or if the Galaxy Fund has not received enough votes by the time of the Meeting to approve the Proposal, the Designees, or their substitutes, may propose that such Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Galaxy Fund that are present in person or by proxy when the adjournment is being voted on. If a quorum is present, the Designees will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the Proposal and the Designees will vote against any such adjournment any proxy that directs them to vote against the Proposal. They will not vote any proxy that directs them to abstain from voting on the Proposal.

      At the record date for the Meeting, affiliates of Columbia owned of record approximately ______% of the outstanding shares of the Galaxy Fund as trustee or agent for their respective customers. The agreements with these affiliates of Columbia governing the accounts of beneficial owners of shares of the Galaxy Fund generally provide the affiliates with the discretion to vote all shares held by them of record. The affiliates of Columbia have informed Galaxy that they may vote such shares themselves in their capacity as fiduciaries and that they have engaged an independent third party to evaluate the Proposal and make a recommendation as to how to vote the shares.

      The Meeting has been called to transact any business that properly comes before it. The only business that management of the Galaxy Fund intends to present or knows that others will present is the Proposal. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the Designees intend to vote the proxies in accordance with their judgment, unless the Secretary of Galaxy has previously received written contrary instructions from the shareholder entitled to vote the shares.

      Shareholder Proposals at Future Meetings. Neither Galaxy nor the Columbia Fund holds annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of any fund of Galaxy or of the Columbia Fund must be received by the relevant fund in writing a reasonable time before Galaxy or the Columbia Fund, as the case may be, solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the relevant Fund, care of, as applicable, The Galaxy Fund, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621 or Columbia Funds,
Attention: Secretary, P.O. Box 1350, Portland, Oregon 97207.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of June   , 2002, is
by and among The Galaxy Fund (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated March 31, 1986, as amended, on behalf of the Galaxy Short-Term Bond Fund (the "Acquired Fund,"), a separate series of the Trust, Columbia Short Term Bond Fund, Inc. ("Columbia" or the "Acquiring Fund"), an Oregon corporation established under Articles of Incorporation dated ___________, 1986, as amended, and Columbia Management Group, Inc. ("Columbia Group").

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

         If the reorganization described in this Agreement (the "Reorganization") is approved by the Retail A, Retail B and Trust shareholders of the Acquired Fund voting together as a single class, the Reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange for Class T shares, Class G shares and Class Z shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the Reorganization contemplated hereby) and the distribution of such Acquisition Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.

         1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

                  (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

                  (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of the Reorganization contemplated hereby to be paid by Columbia Group pursuant to paragraph 9.2 shall not be assumed or paid by the Acquiring Fund; and

                  (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

         1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its Retail A, Retail B and Trust shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Retail A, Retail B and Trust shares of the Acquired Fund shall consist of Class T, Class G and Class Z shares, respectively, of the Acquiring Fund.

         1.4 With respect to Acquisition Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Fund will not permit such shareholder to receive Acquisition Share certificates therefor, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Acquiring Fund has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

         1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

         1.6 Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, shall remain the responsibility of the Acquired Fund.

2.       VALUATION.

         2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Articles of Incorporation of the Acquiring Fund and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus") and shall be certified by the Acquired Fund.

         2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Articles of Incorporation of the Acquiring Fund and the Acquiring Fund Prospectus.

3.       CLOSING AND CLOSING DATE.

         3.1 The Closing Date shall be on November 1, 2002, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at Columbia Group's offices, One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

         3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to State Street Bank and Trust Company, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "State Street Bank and Trust Company, custodian for Columbia Short Term Bond Fund."

         3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
(b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Fund upon the giving of written notice to the other party.

         3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund

Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

         3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.


4.       REPRESENTATIONS AND WARRANTIES.

         4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

                  (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

                  (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

                  (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the

                           Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the two years ended October 31, 2001, of the Acquired Fund, audited by Ernst & Young LLP, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since October 31, 2001;

                  (g) Since October 31, 2001, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

                  (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, with a par value of $.001 per share, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquired Fund's then current prospectus or prospectuses or statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")) by the Trust and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Retail B Shares which convert to Retail A Shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date;

                  (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

                  (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (m) The Acquisition Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

                  (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations as applicable thereto;

                  (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

                  (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of October 31, 2001, referred to in subparagraph 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date).

         4.2 The Acquiring Fund represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) The Acquiring Fund is a corporation duly organized and validly existing under the laws of the State of Oregon;

                  (b) The Acquiring Fund is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect;

                  (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

                  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

                  (e) The Acquiring Fund is not in violation in any material respect of any provisions of its Articles of Incorporation or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (g) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments at, as of and for the two years ended December 31, 2001, of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since December 31, 2001;

                  (h) Since December 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), distribution of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (j) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. The Acquiring Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to
                           Section 852 or 4982 of the Code. The Acquiring Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquiring Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

                  (k) The authorized capital of the Acquiring Fund consists of Common Stock, $.01 par value. At the Closing Date, the outstanding shares of common stock in the Acquiring Fund will be, divided into Class A shares, Class B shares, Class T shares, Class G shares, Class C shares and Class Z shares, each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares and Class G shares which convert to Class A shares and Class T shares, respectively, after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquiring Fund are outstanding and none will be outstanding on the Closing Date;

                  (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus or prospectuses and statement or statements of additional information as in effect from time to time;

                  (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (n) The Acquisition Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class T, Class G and Class Z shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

                  (o) The information provided by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

                  (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).


5.       COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         The Acquiring Fund and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

         5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

         5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

         5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the

Acquiring Fund will prepare and file for the registration under the 1933 Act of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

         5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

         5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

         5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

         5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         6.1 The Acquiring Fund shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

         6.2 The Trust shall have received a favorable opinion of Stoel Rives LLP, counsel to the Acquiring Fund for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

                  (a) The Acquiring Fund is a corporation duly organized and validly existing under the laws of the State of Oregon and has power to own all of its properties and assets and to carry on its business as presently conducted;

                  (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and

                           Registration Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

                  (d) The Acquisition Shares to be issued for transfer to the Acquired Fund Shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class T shares, Class G shares and Class Z shares of beneficial interest in the Acquiring Fund (except as set forth in the Acquiring Fund prospectus), and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

                  (e) The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund's Articles of Incorporation or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound;

                  (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

                  (g) Except as previously disclosed, pursuant to subparagraph 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

                  (h) The Acquiring Fund is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

                  (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of their properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their part to be performed or satisfied under this Agreement at or prior to the Closing Date;

         7.2 The Acquiring Fund shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

                  (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Code of Regulations of the Trust;

                  (b) This Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph
                           5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (c) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

                  (d) The execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or Code of Regulations, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;

                  (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained;

                  (f) Except as previously disclosed, pursuant to subparagraph 4.1(e) above, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

                  (g) The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and

                  (h) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         7.3 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ended on or after October 31, 2001, and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), shall have distributed all of its net capital gains realized in each of its taxable years ended on or after October 31, 2001, and on or prior to the Closing Date.

         7.4 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

         7.5 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

         7.6 As of the close of business on the business day preceding the Closing Date, the pro forma unrealized gains of the Acquired Fund (giving effect to transactions contemplated by this Agreement), as a percentage of net assets, shall not exceed 103% of the unrealized gains of the acquiring Fund as of such date, as a percentage of net assets.

         7.7 The Trust will terminate without liability to the Acquired Fund all material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) on or prior to the Closing Date.


8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

         The respective obligations of the Trust and the Acquiring Fund hereunder are each subject to the further conditions that on or before the Closing Date:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

         8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

         8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust, and the Acquiring Fund shall have received a favorable opinion of Stoel Rives LLP satisfactory to the Acquiring Fund, each substantially to the effect that, for federal income tax purposes:

                  (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the liabilities and Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of such Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of
                           Section 368(b) of the Code;

                  (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares or (ii) upon the distribution of the Acquisition Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

                  (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of liabilities and Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

                  (d) The tax basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the transaction will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

                  (e) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

                  (f) The shareholders of the Acquired Fund, will recognize no gain or loss upon the exchange of all of their shares of the Acquired Fund for the Acquisition Shares;

                  (g) The tax basis of the Acquisition Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

                  (h) The holding period of the Acquisition Shares to be received by the shareholders of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

                  (i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in
                           Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

         8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Directors of the Acquiring Fund if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

         8.7 The Trust and Acquiring Fund shall have received any necessary exemptive relief from the Securities and Exchange Commission with respect to
Section 17(a) of the 1940 Act.

9.       BROKERAGE FEES AND EXPENSES.

         9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Fund each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The Acquiring Fund shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Group Fund, one hundred percent (100%) of such expenses shall be borne by Columbia Group; and (b) as to expenses allocable to the Acquiring Group Fund, one hundred percent (100%) of such expenses shall be borne by Columbia Group.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

         10.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 9, 10, 13 and 14. Neither the Acquired Fund, the Acquiring Fund nor the Trust nor any of their officers, directors or trustees, agents or stockholders shall have any liability with respect to such expired representations or warranties after the Closing Date. This provision shall not protect any officer, director, trustee, agent or stockholder of Acquired Fund. Acquiring Fund or the Trust against any liability to the entity for which that officer, director or trustee, agent or stockholder so acts or to its stockholders, to which that officer, director or trustee, agent or stockholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.


11.      TERMINATION.

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Trust. In addition, either the Acquiring Fund or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:


                  (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

                  (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

                  (c) If the transactions contemplated by this Agreement have not been substantially completed by [December 31], 2002, this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Fund; or

                  (d) Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 11.1(d) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

         11.2 If any order or orders of the Securities and Exchange Commission with respect to this Agreement or any of the transactions contemplated herein shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of both the Board of Trustees of the Trust and the Board of Directors of Columbia to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquisition Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which this Agreement and the transactions contemplated herein shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

         11.3 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.


12.      AMENDMENTS.

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquisition Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES.

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to The Galaxy Fund, 4400 Computer Drive, Westborough, Massachusetts 01581, with copies to W. Bruce McConnel, Esq., Drinker Biddle & Reath LLP, One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, or to Columbia Funds, 1300 S.W. Sixth
Avenue, Portland, Oregon 97207, with copies to                            .
                                               ---------------------------

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE.

         14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 A copy of the Declaration of Trust of the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and a copy of the Articles of Incorporation of the Acquiring Fund is on file with the Secretary of State of the State of Oregon, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.



                                   THE GALAXY FUND
                                   on behalf of the Galaxy Short-Term Bond Fund


                                   By:
                                      -----------------------------------------

                                   Name:
                                         --------------------------------------

                                   Title:
                                         --------------------------------------


ATTEST:


--------------------------------

Name:
      --------------------------

Title:
      --------------------------


                                   COLUMBIA SHORT TERM BOND FUND, INC.


                                   By:
                                      -----------------------------------------

                                   Name:
                                         --------------------------------------

                                   Title:
                                         --------------------------------------


ATTEST:


--------------------------------

Name:
     ---------------------------

Title:
      --------------------------

                                   Solely for purposes of Paragraph 9.2 of the Agreement

                                   COLUMBIA MANAGEMENT GROUP, INC.


                                   By:
                                      -----------------------------------------

                                   Name:
                                         --------------------------------------

                                   Title:
                                         --------------------------------------


ATTEST:


--------------------------------

Name:
     ---------------------------

Title:
      --------------------------

                                                                      APPENDIX B

                                FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE GALAXY FUND

         Only the shareholders of record of the Galaxy Fund at the close of business on August 2, 2002, will be entitled to vote at the Meeting. On that date, the number of shares outstanding of the Galaxy Fund was as follows:

                         NUMBER OF SHARES OUTSTANDING AND
  CLASS                          ENTITLED TO VOTE
  -----                          ----------------
Retail A.............
Retail B.............
Trust................
   Total.............


OWNERSHIP OF SHARES

         As of August 2, 2002, Galaxy believes that its Trustees and officers, as a group, owned less than one percent of each class of shares of the Galaxy Fund and of Galaxy as a whole. As of August 2, 2002, the Columbia Fund believes that its Directors and officers, as a group, owned less than one percent of the shares of the Columbia Fund. As of August 2, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the Galaxy Fund:


                                                                        NUMBER OF      PERCENTAGE OF
                                                                       OUTSTANDING      OUTSTANDING
                                        NAME AND ADDRESS                SHARES OF        SHARES OF     PERCENTAGE OF
GALAXY FUND                              OF SHAREHOLDER                CLASS OWNED      CLASS OWNED      FUND OWNED
-----------                              --------------                -----------      -----------      ----------
    Retail A...............

    Retail B...............

    Trust..................

COLUMBIA FUND
-------------

    Shares .......



OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

         The shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the Galaxy Fund as of August 2, 2002 would own the following percentage of the Columbia Fund upon consummation of the
Acquisition:

                                                                             PERCENTAGE OF
                                                                         OUTSTANDING SHARES OF    PERCENTAGE OF FUND
                                                                           CLASS OWNED UPON           OWNED UPON
                                            NAME AND ADDRESS                CONSUMMATION OF         CONSUMMATION OF
GALAXY FUND                                  OF SHAREHOLDER                   ACQUISITION             ACQUISITION
-----------                                  --------------                   -----------             -----------
    Retail A............

    Retail B............

    Trust...............

COLUMBIA FUND
-------------

    Shares..............

                                                                      APPENDIX C

                                 CAPITALIZATION

         The following table shows on an unaudited basis the capitalization of each of the Galaxy Fund and the Columbia Fund as of May 31, 2002, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Galaxy Fund by the Columbia Fund at net asset value as of that date.

                                                                 COLUMBIA FUND
                              GALAXY           COLUMBIA            PRO FORMA
                               FUND              FUND+         COMBINED (1) (2)
                               ----              -----         ----------------
Retail A/Class T(3)
Net asset value          $  32,520,746            ++            $  32,520,746
Shares outstanding           3,238,449                              3,794,719
Net asset value per      $       10.04            ++            $        8.57
share

Retail B/Class G(3)
Net asset value          $   1,859,536            ++            $   1,859,536
Shares outstanding             185,178                                216,982
Net asset value per      $       10.04            ++            $        8.57
share

Trust/Class Z(3)
Net asset value          $ 129,292,303       $77,080,990        $ 206,373,293
Shares outstanding          12,875,156         8,992,240           24,078,856
Net asset value per      $       10.04       $      8.57        $        8.57
share

+ The Columbia Fund will be the accounting survivor for financial statement purposes.

++ Class T shares and Class G shares of the Columbia Fund will not be issued until the Acquisition.

(1) Assumes the Acquisition was consummated on May 31, 2002 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Fund will be received by the shareholders of the Galaxy Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Fund that actually will be received on or after such date.

(2) Assumes shares will be exchanged based on the net asset value per share of shares of the Columbia Short Term Bond Fund on May 31, 2002.

(3) Capitalization information is for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Fund and Class T shares, Class G shares and Class Z shares, respectively, of the Columbia Fund and the Columbia Fund pro forma combined.

                                                                      APPENDIX D


                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                      FOR THE COLUMBIA SHORT TERM BOND FUND

The following information originally appeared in the Columbia Fund's most recent
  Annual Report. The Columbia Fund currently offers only one class of shares, which will be redesignated as Class Z Shares at the time of the Acquisition.


[Photos]


Leonard A. Aplet has co-managed the Columbia Short Term Bond Fund since 2000. He joined Columbia in 1987. Jeffrey L. Rippey has managed or co-managed the Fund since 1987. He joined Columbia in 1981.

Columbia Short Term Bond Fund

By Leonard A. Aplet and Jeffrey L. Rippey
Portfolio Managers

Short-Term Interest Rates Fall

During 2001, yields fell dramatically on short - and intermediate - term Treasuries, while yields ended the year virtually unchanged on long-term Treasuries. This "steeping" of the yield curve was caused by the Fed's aggressive short-term interest rate cuts. In 11 moves during the year, the Fed eased the federal funds rate by a total of 4.75% in a concerted effort to reinvigorate the economy. The economy's 10-year expansion ended in March, although the third quarter was the first in which negative growth was recorded (as measured by the gross domestic product). Historically, it has taken 9 to 12 months for a change in short-term rates to make an impact on the economy. The steepness of the yield curve and the level of Treasury rates indicate that the bond market feel that the Fed's work is nearly finished. Due to the substantial monetary and fiscal stimulus introduced in 2001, the market is expecting an economic rebound in the second half of 2002.

Portfolio Strategy

During most of the year, we maintained a duration (or average life) of just under 2.5 years for the Fund, which was about equal to the duration of our benchmark index, the Merrill Lynch 1-5 Year Government/Corporate bond index. In November, we shortened the portfolio's duration relative to the index. We also maintained an overweighting in high quality intermediate-term corporate bonds, as well as AAA-rated asset-backed securities.

Due to lower mortgage rates, we slightly reduced our overweighting in mortgage-backed securities and also traded into securities with better call protection. We maintained an overweighting in corporate bonds, which benefited Fund performance, as their yields were more attractive than those on Treasuries.

Corporates Lead Performance

Our overweighting in corporate bonds, mortgage-backed securities and asset-backed securities all added value during the year, with corporate bonds having the greatest positive impact on the portfolio. AAA-rated commercial mortgage-backed securities also added to the Fund's returns. Finally, our overweighting in intermediate-term bonds helped the portfolio as these securities benefited the most from the lower short-term rates.

The U.S. Treasury sector turned in the worst performance in the bond market during 2001, and we remained underweighted in these securities during the year. We found that the best performance along the yield curve were bonds with maturities between 2 and 5 years. Any bond with a maturity less than 1 year (such as cash and cash equivalents) or more than 5 years simply did not perform as well. The portfolio includes cash and other very short-term securities, and although these holdings earned a good rate of return, they did not appreciate in price as interest rates fell.


Looking Ahead

The outlook for bonds during 2002 depends upon how the economy responds to lower short-term interest rates and tax cuts, we well as any further monetary and fiscal policy changes. We expect the economy to grow in the second half of the year. We also expect that the rate of inflation will remain under control, but if the Fed becomes concerned about inflationary pressure, they may begin raising short-term interest rates. Increasing rates would be negative for bond performance, as bond prices tend to fall as interest rates rise. However we feel that the performance of corporate bonds, mortgaged-backed securities, asset-backed securities and high yield bonds, relative to Treasuries, should benefit the Fund.

Columbia Short Term Bond Fund

Portfolio Composition (% of Net Assets)

                                            12/31/01           6/30/01
                                            --------           -------
Asset-Backed Securities                       18.9               11.6
Collateralized Mortgage Obligations           12.2               17.5
Corporate Bonds                               38.9               39.6
Mortgage Pass-Throughs                        15.5               14.9
Treasury/Agency                                6.6               10.5
Cash                                           7.9                5.9

Portfolio Quality (% of Portfolio Holdings)
[The following tables were originally presented as line graphs in the printed materials]

12/31/01
Aaa                                           33.3
Treasury/Agency                               24.6
A                                             20.9
Baa                                           14.5
Aa                                             6.7

6/30/01
Aaa                                           29.7
Treasury/Agency                               28.2
A                                             23.9
Baa                                            8.9
Aa                                             9.3

As rated by Moody's Investors Service, Inc.

Columbia Short Term Bond Fund

Growth of $10,000 Investment Over 10 Years

[The following table was originally a line graph in the printed materials]

              Columbia Short Term      Merrill Lynch 1-5 Year    Merrill Lynch 1-3 Year
                   Bond Fund              Gov't/Corp Index           Treasury Index
12/31/91           $10,000                   $10,000                    $10,000
12/31/92            10,581                    10,689                     10,630
12/31/93            11,206                    11,451                     11,205
12/31/94            11,203                    11,388                     11,269
12/31/95            12,347                    12,864                     12,609
12/31/96            12,822                    13,458                     13,031
12/31/97            13,561                    14,422                     14,006
12/31/98            14,433                    15,530                     14,986
12/31/99            14,692                    15,870                     15,445
12/31/00            15,759                    17,279                     16,631
12/31/01            17,033                    18,829                     18,063

The Merrill Lynch 1-5 Year Government/Corporate Index is an unmanaged index that includes all U.S. government debt with at least $100 million face value outstanding, as well as investment-grade rated corporate debt with at least $100 million face value outstanding and a maturity of 1-5 years. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that measures the return of Treasury bills with maturities of 1-3 years and is intended to provide a benchmark for the prior investment objective and strategy of the Fund. On November 1, 2000, the Fund's strategy was changed from a U.S. government bond fund to a short term bond fund. Through October 31, 2003, the Advisor has contractually agreed to reimburse the Fund to keep expenses at or below 0.75% of net assets. Absent this reimbursement, total returns may have been lower. Results for the index do not reflect the investment management fees and other expenses incurred by the Fund.



Average Annual Total Returns

As of December 31, 2001        1 Year       5 Years       10 Years
Columbia Short Term
Bond Fund                       8.07%        5.84%          5.47%
Merrill Lynch 1-5 Year
Gov't/Corp Index                8.98%        6.95%          6.53%
Merrill Lynch 1-3 Year
Treasury Index                  8.30%        6.59%          6.09%


Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Total return figures in this report include changes in price, reinvestment of dividends and capital gains distributions and include the deduction of any sales charges, where applicable, unless otherwise indicated.

                                                                      APPENDIX E


INFORMATION APPLICABLE TO CLASS Z, CLASS T AND CLASS G SHARES OF THE COLUMBIA FUND AND TRUST, RETAIL A AND RETAIL B SHARES OF THE GALAXY FUND

COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS FOR THE COLUMBIA FUND AND THE GALAXY FUND.

         Class Z Shares and Trust Shares. There are no distribution and service (12b-1) fees on Class Z shares of the Columbia Fund or Trust Shares of the Galaxy Fund. Although Galaxy has adopted a Shareholder Services Plan with respect to Trust Shares of the Galaxy Fund, Galaxy has not entered into any servicing agreements under the Shareholder Services Plan for Trust Shares.

         Class T Shares and Retail A Shares. The Columbia Fund and the Galaxy Fund have adopted a Shareholder Services Plan (each a "Services Plan") with respect to Class T shares and Retail A Shares, respectively. Under the respective Services Plans, Class T shares of the Columbia Fund and Retail A Shares of the Galaxy Fund can pay fees for shareholder liaison and/or administrative support services. The fees payable under each Services Plan for such shareholder liaison and/or administrative support services, and the amount of such fees which the Columbia Fund and the Galaxy Fund expect to pay during the current fiscal year, are the same.

         Class G Shares and Retail B Shares. The Columbia Fund and the Galaxy Fund have adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan") with respect to Class G shares and Retail B Shares, respectively. Under the respective 12b-1 Plans, the Columbia Fund or the Galaxy Fund may pay (a) its distributor or another person for expenses and activities intended to result in the sale of Class G shares or Retail B Shares,
(b) institutions for shareholder liaison services, and (c) institutions for administrative support services. The fees payable under each 12b-1 Plan for such distribution expenses and shareholder liaison and/or administrative support services, and the amount of such fees which the Columbia Fund and the Galaxy Fund intend to pay during the current fiscal year, are the same.

         SHAREHOLDER TRANSACTIONS AND SERVICES OF THE COLUMBIA FUND AND THE GALAXY FUND. This section describes the shareholder transactions and services of the Columbia Fund and the Galaxy Fund.

A.       Sales Charges, Reduction of Sales Charges and Exemptions

         CLASS Z SHARES AND TRUST SHARES. Class Z shares of the Columbia Fund and Trust Shares of the Galaxy Fund are offered at net asset value with no front-end or contingent deferred sales charges.

         CLASS T SHARES AND RETAIL A SHARES. Purchases of Class T shares of the Columbia Fund and Retail A Shares of the Galaxy Fund are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your investment. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. A portion of the sales charge may be reallowed to broker-dealers. Class T shares of the Columbia Fund and Retail A Shares of the Galaxy Fund are subject to the same sales charge schedule, including the same contingent deferred sales charge (CDSC) on redemptions within one year of purchase of shares that were not subject to a sales charge at the time of purchase because the purchase was $1,000,000 or more.

         The reduced sales charges on Class T shares of the Columbia Fund and Retail A Shares of the Galaxy Fund described above are available through the following: rights of accumulation, statements/letters of intent, reinstatement/reinvestment privileges and sponsored arrangements/group sales. The terms and conditions of these reduced sales charge options are the same for Class T shares of the Columbia Fund and Retail A Shares of the Galaxy Fund.

         In addition, the sales charge on purchases of Class T shares of the Columbia Fund and Retail A Shares of the Galaxy Fund is waived for certain categories of investors or transactions. The sales charge waivers for Class T shares of the Columbia Fund and Retail A Shares of the Galaxy Fund are the same.

         CLASS G SHARES AND RETAIL B SHARES. The offering price for Class G Shares of the Columbia Fund and Retail B Shares of the Galaxy Fund is net asset value. Class G shares and Retail B Shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC. The CDSC gradually declines each year and eventually disappears over time. The Columbia Fund's or the Galaxy Fund's distributor pays your financial advisor firm an up-front commission on sales of Class G shares or Retail B Shares, as applicable. Class G shares of the Columbia Fund issued in connection with the Acquisition in exchange for Retail B Shares of the Galaxy Fund purchased prior to January 1, 2001 will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased prior to January 1, 2001, except that Class G shares will convert to Class T shares. Class G shares of the Columbia Fund issued in connection with the Acquisition in exchange for Retail B Shares of the Galaxy Fund purchased on or after January 1, 2001 and Class G shares of the Columbia Fund issued after the Acquisition will be subject to the same contingent deferred sales charge schedule and conversion feature as Retail B Shares purchased on or after January 1, 2001, except that Class G shares will convert to Class T shares.

         The CDSCs for Class G shares of the Columbia Fund and Retail B Shares of the Galaxy Fund may be waived for certain reasons. The CDSC waivers with respect to Class G shares of the Columbia Fund and Retail B Shares of the Galaxy Fund are the same.

B.       Purchase Procedures

         The purchase procedures, including the minimum investment requirements, for Class T shares and Class G shares of the Columbia Fund and Retail A Shares and Retail B Shares of the Galaxy Fund are the same. The following chart compares the purchase procedures, including the minimum investment requirements, for Class Z shares of the Columbia Fund with those for Trust Shares of the Galaxy Fund:

                                      COLUMBIA FUND:                                GALAXY FUND:
                                      CLASS Z SHARES                                TRUST SHARES
                                      --------------                                ------------
Minimum Initial        $1,000 for a regular account (no minimum if     None, but financial institutions and
Investment             you participate in the automatic investment)    employer-sponsored defined
                                                                       contribution plans may have minimum
                                                                       investment requirements
-------------------------------------------------------------------------------------------------------------

                                      COLUMBIA FUND:                                GALAXY FUND:
                                      CLASS Z SHARES                                TRUST SHARES
                                      --------------                                ------------
Minimum Subsequent     Generally $100; $50 per month for accounts                      None
Investments            using the automatic investment plan.
-------------------------------------------------------------------------------------------------------------


                                      COLUMBIA FUND:                                GALAXY FUND:
                                      CLASS Z SHARES                                TRUST SHARES
                                      --------------                                ------------
Purchase Methods       Through a financial advisor or directly         Through a bank or trust institution at
                       through the Columbia Fund's distributor         which you maintain a qualified account
                       by mail; by telephone; by wire; through         or through your employer-sponsored
                       the internet; or in person.                     defined contribution plan.
-------------------------------------------------------------------------------------------------------------

C.       Redemption Procedures

         The redemption procedures for Class T shares and Class G shares of the Columbia Fund and Retail A Shares and Retail B Shares of the Galaxy Fund are the same. The following chart compares the redemption procedures for Class Z shares of the Columbia Fund with those for Trust Shares of the Galaxy Fund:

                                          COLUMBIA FUND:                                GALAXY FUND:
                                          CLASS Z SHARES                                TRUST SHARES
Through an Authorized                          Yes                         Yes, including employer-sponsored
Broker-Dealer or Other                                                     defined contribution plans.
Financial Institution or
Adviser

------------------------------------------------------------------------------------------------------------
                                          COLUMBIA FUND:                                GALAXY FUND:
                                          CLASS Z SHARES                                TRUST SHARES
By Mail                                        Yes                                           No

------------------------------------------------------------------------------------------------------------
                                           COLUMBIA FUND:                               GALAXY FUND:
                                           CLASS Z SHARES                               TRUST SHARES
By Telephone                            Yes, up to $50,000.                                  No

------------------------------------------------------------------------------------------------------------
                                           COLUMBIA FUND:                               GALAXY FUND:
                                           CLASS Z SHARES                               TRUST SHARES
By Wire                       Yes (proceeds must be at least $1,000).                        No

------------------------------------------------------------------------------------------------------------
                                           COLUMBIA FUND:                               GALAXY FUND:
                                           CLASS Z SHARES                               TRUST SHARES
By Systematic                 Yes (except that the account must have                         No
Withdrawal Plan               a minimum balance of at least $5,000)
                              ($50 minimum withdrawal)

------------------------------------------------------------------------------------------------------------
                                           COLUMBIA FUND:                               GALAXY FUND:
                                           CLASS Z SHARES                               TRUST SHARES
By Electronic Transfer                          No.                                          No

------------------------------------------------------------------------------------------------------------

         Class Z shares of the Columbia Fund may also be redeemed in person, although the availability of proceeds will vary. Please call ahead for details.

         The Columbia Fund, with respect to Class Z shares, Class T shares and Glass G shares, and the Galaxy Fund, with respect to Trust Shares, Retail A Shares and Retail B Shares, may impose an annual account fee of $10 if the balance in a shareholder's account drops below $1,000 because of redemptions. The shareholder will be given approximately 60 days to add to the account to avoid the charge.

D.       Additional Shareholder Services

                                           COLUMBIA FUND:                 GALAXY FUND:
                                           CLASS Z SHARES                 TRUST SHARES
Automatic Investment Plan     Yes (at least $50 per month or quarter)          No
--------------------------------------------------------------------------------------

E.       Share Exchanges

                                           COLUMBIA FUND:                 GALAXY FUND:
                                           CLASS Z SHARES                 TRUST SHARES
Through an Authorized                           Yes                            No
Broker-Dealer or Other
Financial Institution
or Adviser

--------------------------------------------------------------------------------------
                                           COLUMBIA FUND:                 GALAXY FUND:
                                           CLASS Z SHARES                 TRUST SHARES
By Mail                                         Yes                            No

--------------------------------------------------------------------------------------
                                           COLUMBIA FUND:                 GALAXY FUND:
                                           CLASS Z SHARES                 TRUST SHARES
By Telephone                                    Yes                            No

--------------------------------------------------------------------------------------
                                           COLUMBIA FUND:                 GALAXY FUND:
                                           CLASS Z SHARES                 TRUST SHARES
Internet                                        Yes                            No

--------------------------------------------------------------------------------------
                                           COLUMBIA FUND:                 GALAXY FUND:
                                           CLASS Z SHARES                 TRUST SHARES
Minimum                                      No minimum                       N/A
--------------------------------------------------------------------------------------

         The Columbia Fund and the Galaxy Fund also offer automated dollar cost averaging where $100 or more each month from one fund may be used to purchase shares of the same class of another fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from.

         Class T shares of the Columbia Fund acquired in the Acquisition may be exchanged for Class T shares or Class A shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class T shares are exchanged for Class A shares, they cannot be exchanged back into Class T shares. Class G shares of the Columbia Fund acquired in the Acquisition may be exchanged for Class G shares or Class B shares of any other fund distributed by Liberty Funds Distributor, Inc. However, once Class G shares are exchanged for Class B shares, they cannot be exchanged back into Class G shares.

F.       Pricing of Shares for the Columbia Fund and Galaxy Fund

         The price per share (offering price) will be the net asset value per share ("NAV") next determined after the Columbia Fund or the Galaxy Fund receives your purchase order plus, in the case of Class T shares of the Columbia Fund and Retail A Shares of the Galaxy Fund, the applicable sales charge.

         For processing purchase and redemption orders, the NAV per share of the Columbia Fund is calculated on each day that the New York Stock Exchange (the "Exchange") is open for trading at the close of regular trading on the Exchange that day (usually 4:00 p.m. Eastern time). For processing purchase and redemption orders, the NAV per share of the Galaxy Fund is calculated on each day that the Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open as of the close of trading on the Exchange that day (usually 4:00 p.m. Eastern Time).

G.       Dividends

         The Columbia Fund declares net investment income dividends daily and pays them quarterly. The Galaxy Fund declares net investment income dividends daily and pays them monthly. Both the Columbia Fund and the Galaxy Fund declare and pay net capital gains at least annually.

H. Additional Information Regarding the Purchase and Sale of Shares of the Columbia Fund


                              OPENING A NEW ACCOUNT

METHOD            INSTRUCTIONS
By Mail           Before October 19, 2002:
                  Regular Mail
                  Columbia Financial Center
                  P.O. Box 1350
                  Portland, OR 97207-1350

                  Overnight Carrier
                  Columbia Financial Center
                  1301 S.W. Fifth Avenue
                  Portland, OR 97201-5601

                  After October 19, 2002:
                  Liberty Funds Services, Inc.
                  P.O. Box 8081
                  Boston, MA 02266-8081

                  Complete an application and send it to the address above with your check for at least the minimum fund investment.
--------------------------------------------------------------------------------
By Telephone      1-800-547-1707

                  Wire: Once you submit a completed application, you may open an account using federal funds wired from your bank. Call us for instructions.
--------------------------------------------------------------------------------
Internet          www.columbiafunds.com

                  Download a prospectus and an application from our web site.
                  Mail a completed application with your initial investment to the address above.
--------------------------------------------------------------------------------
Automatic         A minimum of $50 lets you open an account, provided you
                  establish an automatic investment plan (AIP). This means that investments are transferred automatically from your bank to the Fund each month. Sign up for the AIP on the application, or call us for a form.
--------------------------------------------------------------------------------
In Person         Columbia Financial Center
                  1301 S.W. Fifth Avenue
                  Portland, Oregon 97201-5601

                  7:30 a.m. - 5:00 p.m. PST

                  Visit Columbia Funds, conveniently located in downtown
                  Portland.
--------------------------------------------------------------------------------

                                PURCHASING SHARES

METHOD            INSTRUCTIONS
By Mail           Before October 19, 2002:
                  Regular Mail
                  Columbia Financial Center
                  P.O. Box 1350
                  Portland, OR 97207-1350

                  Overnight Carrier
                  Columbia Financial Center
                  1301 S.W. Fifth Avenue
                  Portland, OR 97201-5601

                  After October 19, 2002:
                  Liberty Funds Services, Inc.
                  P.O. Box 8081
                  Boston, MA 02266-8081

                  Send your investment to the above address. Be sure to enclose an investment slip from the bottom of your statement.
--------------------------------------------------------------------------------
By Telephone      1-800-547-1707

                  Wire: Invest using federal funds wired from your bank. Call us for instructions.

                  Exchange: Use the proceeds from the redemption in one Fund to purchase shares of another Fund with the same account number.
                  To exchange shares, call us.

                  Televest: Provided the service is already set up on your
                  account (use the application or call us for a form), request a transfer from your bank for investment in the Columbia Funds.
--------------------------------------------------------------------------------
Internet          www.columbiafunds.com

                  Exchange: Call us for a personal identification number to
                  access your account online. Then, use the proceeds from the redemption in one Fund to purchase shares of another Fund with the same account number. Submit your exchange request through our secure site.
--------------------------------------------------------------------------------
Automatic         Arrange to have investments transferred automatically from your bank account to the Fund on the 5th, 20th, or both, of each month. Sign up for AIP on the application or call us for a form. AIP investment minimum is $50 per Fund.
--------------------------------------------------------------------------------
In Person         Columbia Financial Center
                  1301 S.W. Fifth Avenue
                  Portland, Oregon 97201-5601

                  7:30 a.m. - 5:00 p.m. PST

                  Visit Columbia Funds, conveniently located in downtown
                  Portland.
--------------------------------------------------------------------------------

HOW TO SELL SHARES

You can sell (redeem) shares any day the New York Stock Exchange ("NYSE") is open for business. Your shares will be redeemed at their net asset value, calculated after your valid redemption request is accepted by the Fund.

When redeeming, please keep these important points in mind:

         -        A signature guarantee may be required;

         - Any certificated shares will require the return of the certificate before a redemption can be made;

         - Redemptions of an IRA will require the completion of additional paperwork for the purposes of IRS tax reporting;

         - Redemption requests must be signed by all owners on the account;

         - Redemption requests from corporations, fiduciaries and intermediaries may require additional documentation.

Normally, your redemption proceeds will be sent to you the day after the effective date of the redemption. Except as provided by rules of the Securities and Exchange Commission, redemption proceeds will be sent to you no later than seven days from the redemption date. Proceeds transmitted by way of ACH are usually credited to your bank account on the second business day following your request.

Also, before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares that you are selling, it may delay sending the proceeds until it has collected payment, which may take up to 15 days from the purchase date. Additionally, the Fund reserves the right to redeem shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. In that event, you will incur transaction costs if you sell the securities for cash.

                                 SELLING SHARES

METHOD            INSTRUCTIONS
By Mail           Before October 19, 2002:
                  Regular Mail
                  Columbia Financial Center
                  P.O. Box 1350
                  Portland, OR 97207-1350

                  Overnight Carrier
                  Columbia Financial Center
                  1301 S.W. Fifth Avenue
                  Portland, OR 97201-5601

                  After October 19, 2002:
                  Liberty Funds Services, Inc.
                  P.O. Box 8081
                  Boston, MA 02266-8081

                  Send your redemption request to the above address. Redemption requests must be signed by each shareholder required to sign on the account. a Signature guarantee may be required.
                  Accounts in the names of corporations, fiduciaries, and
                  intermediaries may require additional documentation.
--------------------------------------------------------------------------------
By Telephone      1-800-547-1707

                  Redeem shares by phone (unless you have declined this service on the application). Proceeds from telephone redemptions may be mailed only to the account owner at the address of record
                  (maximum $50,000) or transferred to a bank designated on the application (any amount).

                  Wire: Call us to request a wire redemption. Your request must be at least $1,000, and the bank wire cost for each redemption will be charged against your Columbia account. Your bank may impose a fee.

                  Exchange:  Use the proceeds from the redemption in one Fund to purchase shares of another Fund with the same account number.
                  To exchange shares, call us.
--------------------------------------------------------------------------------
Internet          www.columbiafunds.com

                  Exchange: Call us for a personal identification number to
                  access your account online. Then, use the proceeds from the redemption in one Fund to purchase shares of another Fund with the same account number. To exchange shares use our secure account e-mail.
--------------------------------------------------------------------------------
Automatic         For accounts over $5,000, redeem shares on a regular basis through a transfer of funds from your Columbia account
                  directly to the bank designated on your application ($50
                  minimum withdrawal).

In Person         Columbia Financial Center
                  1301 S.W. Fifth Avenue
                  Portland, Oregon 97201-5601

                  7:30 a.m. - 5:00 p.m. PST

                  Although you can visit Columbia Funds to make a redemption request, availability of the proceeds will vary. Please call ahead for details.
--------------------------------------------------------------------------------

FUND POLICIES

         - Personal checks for investment should be drawn on U.S. funds, must meet Fund investment minimum requirements, and be made payable to Columbia Funds.

         -        Columbia will not accept cash investments.

         -        Columbia reserves the right to reject any investments.

         - If your investment is cancelled because your check did not clear the bank, or because the Funds were unable to debit your bank account, you will be responsible for any losses or fees imposed by your bank or attributable to a loss in value of the shares purchased.

         - Columbia may reject any third party checks submitted for investment.

                                                                      APPENDIX F

FINANCIAL HIGHLIGHTS OF THE COLUMBIA SHORT TERM BOND FUND

         The financial highlights table on the following page will help you understand the financial performance for Class Z shares of the Columbia Fund for the past five years. Certain information reflects the performance of a single Class Z share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Class Z shares of the Columbia Fund, assuming all dividends and distributions were reinvested. The information for Class Z Shares of the Columbia Fund has been audited by PricewaterhouseCoopers, LLP, independent accountants. Their report, along with the financial statements for Class Z shares of the Columbia Fund, is included in the Columbia Fund's annual report, which is incorporated herein by reference and available upon request.

                          COLUMBIA SHORT TERM BOND FUND
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               Years ended December 31,
                                                    2001             2000             1999             1998             1997
                                                    ----             ----             ----             ----             ----
                                                                                     Shares
                                                 ------------------------------------------------------------------------------
Net asset value, beginning of year               $     8.36       $     8.20       $     8.39       $     8.29       $     8.24
                                                 ----------       ----------       ----------       ----------       ----------
Income from investment operations:
    Net investment income                              0.46             0.42             0.33             0.38             0.41
Net realized and unrealized gains (losses)
    on investments                                     0.21             0.16            (0.18)            0.14             0.05
                                                 ----------       ----------       ----------       ----------       ----------
Total from investment operations                       0.67             0.58             0.15             0.52             0.46
                                                 ----------       ----------       ----------       ----------       ----------
Less distributions:
    Dividends from net investment income              (0.46)           (0.42)           (0.33)           (0.38)           (0.41)
    Distributions from capital gains                  (0.02)              --            (0.01)           (0.04)              --
                                                 ----------       ----------       ----------       ----------       ----------
Total distributions                                   (0.48)           (0.42)           (0.34)           (0.42)           (0.41)
                                                 ----------       ----------       ----------       ----------       ----------

Net asset value, end of year                     $     8.55       $     8.36       $     8.20       $     8.39       $     8.29
                                                 ==========       ==========       ==========       ==========       ==========
Total return                                           8.07%            7.26%            1.80%            6.43%            5.76%
Ratios/supplemental data:
    Net assets, end of year (in 000s)            $   62,930       $   35,856       $   38,072       $   40,578       $   37,837
    Ratio of expenses to average net assets            0.75%            0.88%            0.91%            0.89%            0.87%
    Ratio of expenses to average net assets
        before contractual reimbursement               0.91%            0.90%            0.91%            0.89%            0.87%
    Ratio of net investment income (loss)
        to average net assets                          5.26%            5.09%            4.09%            4.55%            4.99%
Portfolio turnover rate                                 137%             147%             211%             182%             184%(6)

                                                                      APPENDIX G

        COMPARISON OF DIFFERENCES BETWEEN A MASSACHUSETTS BUSINESS TRUST
                            AND AN OREGON CORPORATION

         As a series of Galaxy, a Massachusetts business trust, the Galaxy Fund is subject to the provisions of Galaxy's Declaration of Trust and Code of Regulations. The provisions of Galaxy's Declaration of Trust and Code of Regulations differ in some respects from the Columbia Fund's Articles of Incorporation and Bylaws and Chapter 60 of the Oregon Revised Statutes ("ORS"), referred to as the Oregon Business Corporations Act ("OBCA"), which governs Oregon corporations.

         The following is a summary of significant differences between (i) the Columbia Fund's Articles of Incorporation and Bylaws and the OBCA and (ii) Galaxy's Declaration of Trust and Code of Regulations and Massachusetts business trust law. For additional information regarding all of the differences, shareholders of the Galaxy Fund should refer directly to such documents, copies of which may be obtained by contacting the Columbia Fund at its address listed on the cover of this Prospectus/Proxy Statement or toll-free at 1-800-547-1707.

         SHAREHOLDER LIABILITY. Under the OBCA, a shareholder of an Oregon corporation who has fully paid the subscription price for his shares generally has no personal liability in excess of his shares. Under Massachusetts law, shareholders of a Massachusetts business trust could, in certain circumstances, be held personally liable for the obligations of the trust. Galaxy's Declaration of Trust, however, disclaims shareholder liability for acts or obligations of Galaxy or the Galaxy Fund and requires that notice of that disclaimer be given in each agreement, undertaking, or obligation entered into or executed by Galaxy, the Galaxy Fund or Galaxy's Trustees. Galaxy's Declaration of Trust provides for indemnification out of the Galaxy Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Galaxy Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered by the Galaxy Fund's adviser to be remote.

         SHAREHOLDER VOTING RIGHTS, INTERESTS AND MEETINGS. The shareholders of the Galaxy Fund generally have different and somewhat more limited rights to vote and to call shareholder meetings than shareholders of the Columbia Fund.

         The shareholders of both Funds have the right to vote for the election of Trustees/directors. Both Galaxy's Declaration of Trust and the Columbia Fund's Articles of Incorporation and Bylaws give shareholders the right to call a special meeting for the purpose of electing Trustees/directors or for any other purpose (upon the request of the holders of 10% of the outstanding shares of the respective Fund). Directors of the Columbia Fund may only be removed by the shareholders; a Trustee of Galaxy may only be removed by the Trustees of Galaxy.

         In an election of Trustees of Galaxy, the shareholders of all funds that are series of Galaxy vote together for a single Board of Trustees for Galaxy. In an election of directors of the Columbia funds, only shareholders of a particular fund vote for a Board of Directors for that fund because the funds are separate corporations.

         Neither Galaxy nor the Columbia Fund is required to hold annual shareholder meetings for matters such as the election of Trustees or directors, although the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") may effectively require that Galaxy or the Columbia Fund call special shareholder meetings from time to time.

         The shareholders of Galaxy have the right to vote on a somewhat more limited category of amendments to Galaxy's Declaration of Trust than the category of amendments to the Columbia Fund's Articles of Incorporation on which its shareholders have the right to vote. The Trustees may amend Galaxy's Declaration of Trust without shareholder vote to: change Galaxy's name, supply any omission, or cure any ambiguous, defective or inconsistent provision.

         The Trustees may amend Galaxy's Code of Regulations without shareholder consent, but the shareholders may not amend Galaxy's Code of Regulations. The shareholders or board of directors of the Columbia Fund may amend the Fund's Bylaws.

         A termination of Galaxy or any series of Galaxy may be effected by action of the Trustees without shareholder approval. The shareholders of the Columbia Fund have the right to vote on a dissolution of the Fund, with a required vote of two-thirds of the outstanding shares (in addition to the vote of a majority of the outstanding shares).

         The shareholders of the Galaxy Fund have the right to vote on a merger, consolidation or share exchange involving the Galaxy Fund to the extent required under the 1940 Act, with a required vote of a majority of the outstanding shares. The shareholders of the Columbia Fund have the right to vote on a merger, consolidation, share exchange or sale of all or substantially all assets, with a required vote of a majority of the outstanding shares.

         The shareholders of the Galaxy Fund do not have dissenters' rights for these types of extraordinary transactions. The OBCA provides that the shareholders of the Columbia Fund have dissenters' rights for these types of extraordinary transactions, although such dissenters' rights may be preempted by the 1940 Act.

         The shareholders of the Galaxy Fund may vote together with shareholders of other series of Galaxy on certain matters because of the single trust structure, whereas the shareholders of the Columbia Fund vote separately from the shareholders of the other Columbia funds because the funds are separate corporations. Although any such combined voting would be subject to requirements of the 1940 Act as to separate series or class voting rights, the shareholders of Galaxy would still vote together on matters such as the election of trustees or ratification of auditors.

         Galaxy's Declaration of Trust provides that a majority consent is required for a shareholder action taken without a meeting. The Columbia Fund's Bylaws provide that unanimous consent is required for a shareholder action taken without a meeting.

         Galaxy's Declaration of Trust provides that a quorum for a shareholder meeting is a majority of the shares of each class outstanding and entitled to vote at the meeting. The Columbia Fund's Bylaws provide that a quorum for a shareholder meeting is a majority of the shares entitled to vote at the meeting. Shareholders of both the Galaxy Fund and the Columbia Fund must receive at least ten days' notice of a shareholder meeting.

         A shareholder of the Galaxy Fund may put a voting proxy in place for a duration of up to six months, compared with eleven months for shareholders of the Columbia Fund.

         The Columbia Fund must make available a list of all shareholders two days before any shareholder meeting. No such requirement is applicable to the Galaxy Fund.

         Galaxy's Declaration of Trust specifically disclaims any shareholder right to partition of the assets of the Galaxy Fund. No such disclaimer is present in the Columbia Fund's Articles of Incorporation, although Oregon law limits shareholder rights in dissolution of the Columbia Fund.

DIRECTOR/TRUSTEE VOTING RIGHTS, POWERS AND MEETINGS.

         The required quorum for a meeting of the directors of the Columbia Fund is a majority of the directors. Similarly, the quorum for a meeting of the Trustees of Galaxy is a majority of the trustees.

         The net asset value ("NAV") of a fund is determined on a daily basis using a method chosen by the directors or Trustees. Galaxy's Declaration of Trust does not offer the Trustees of Galaxy any guidance in valuing assets held by Galaxy in establishing NAV calculation methods. Directors of the Columbia Fund have no specific guidance under the Articles of Incorporation or Bylaws.

         Director vacancies for the Columbia Fund are filled by action of either the shareholders, board of directors, or the remaining directors. A Trustee vacancy for Galaxy may be filled by action of the current Trustees or by shareholders. Boards of directors or trustees form committees of subgroups of their number to perform certain tasks. Such a committee formed by the directors of the Columbia Fund may not take certain actions including: authorizing distributions; approving or proposing to the shareholders any actions which require shareholder approval; filling vacancies on the board or any committees; amending the Fund's Articles of Incorporation, to the extent directors may do so without shareholder consent; adopting, amending or repealing the Fund's Bylaws; approving a plan of merger not requiring shareholder approval; authorizing or approving reacquisition of shares unless within limits prescribed by the board; generally authorizing or approving the issuance or sale of shares; or determining the designation, rights, preferences, or limitations of any class or series of shares. Trustee committees for Galaxy are not so limited.

         Directors of the Columbia Fund may cause the Fund to make loans to, or guarantees for, directors. In order for directors of the Columbia Fund to take such action, (i) it must be approved by a majority of outstanding shares, or
(ii) the board must determine that the loan or guarantee benefits the corporation and must approve the specific loan or guarantee or a general plan authorizing such items. Trustees of Galaxy are not explicitly authorized to cause a fund to make loans to, or guarantees for, Trustees.

         DIVIDENDS. The OBCA imposes certain limitations on distributions in circumstances where the corporation would be unable to pay its debts as they become due in the ordinary course of business, or its total assets would be less than its total liabilities and certain other obligations. No similar limitations are contained in Galaxy's Declaration of Trust.

         DIRECTOR AND TRUSTEE LIABILITY AND INDEMNIFICATION. Under the OBCA and the Columbia Fund's Articles of Incorporation, the directors of the Columbia Fund are not personally liable for monetary damages for their conduct as directors, but are personally liable for: acts in breach of the director's duty of loyalty to the corporation or its shareholders; acts or omissions not in good faith with the care an ordinarily prudent person in a like position would exercise under similar circumstances, and in a manner the director reasonably believes to be in the best interests of the corporation; acts which involve intentional misconduct or knowing violation of the law; an unlawful distribution to shareholders; and transactions from which the director derived an improper personal benefit. Under Galaxy's Declaration of Trust, the Trustees are liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct as Trustee. Oregon law provides for mandatory indemnification of a corporation's directors against reasonable expenses incurred in connection with a proceeding or claim with respect to which the director is successful in defending. This mandatory indemnification also extends to officers unless a fund's articles of incorporation provide otherwise. In addition, the OBCA permits the Columbia Fund to include a provision in its Articles of Incorporation providing that it will indemnify an individual made party to a proceeding because the individual is or was an officer or director against liability incurred in the proceeding. The Columbia Fund now provides for indemnification of officers and directors for any liability (including obligations to pay a judgment, settlement, penalty, fine and expenses of counsel) incurred in a proceeding providing such persons.

-        acted in good faith,

- reasonably believed that their conduct was in the best interests of the corporation or at least not opposed to its interests; and

- in a criminal proceeding, had no reasonable cause to believe his or her conduct was unlawful.

No indemnification may be granted if such person is adjudged liable (1) to the Fund in connection with a proceeding by or in right of the Fund or (ii) on the basis that personal benefit was improperly received. In addition, the Fund will reimburse the expenses of an officer or director (or the Fund will pay the expenses) in advance of the final disposition of any proceeding if the person receiving the advance furnishes to the Fund (x) written affirmation of his or her good faith belief that he or she has met the prescribed standard of conduct and (y) a written undertaking to repay the advance if it is determined that the person did not meet the standard of conduct. Pursuant to Galaxy's Declaration of Trust, Galaxy will indemnify each of its trustees, representatives and employees against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees, reasonably incurred by such person while in office or thereafter, by reason of the indemnified person's service as a trustee, representative or employee except with respect to any matter as to which such person shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. Expenses may be paid from time to time by Galaxy in advance of the final disposition of any such proceeding if Galaxy receives a written undertaking by the indemnified person to reimburse Galaxy in the event it is subsequently determined that the indemnified person is not entitled to such indemnification.

                       COLUMBIA SHORT TERM BOND FUND, INC.
                              1301 SW FIFTH AVENUE
                             PORTLAND, OREGON 97201
                                 1-800-547-1707

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                August   , 2002

         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Galaxy Short-Term Bond Fund (the "Galaxy Fund"), a series of The Galaxy Fund, by the Columbia Short Term Bond Fund, Inc. (the "Columbia Fund").

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated August [___], 2002 (the "Prospectus/Proxy Statement") of the Columbia Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Galaxy Fund in exchange for shares of the Columbia Fund and the assumption of all the liabilities of the Galaxy Fund. The Galaxy Fund would distribute the Columbia Fund shares it receives to its shareholders in complete liquidation of the Galaxy Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to or calling your Fund at the relevant address or telephone number set forth above.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

                                Table of Contents

I.   Additional Information about the Columbia Fund and the Galaxy Fund........2

II.  Financial Statements......................................................2

I.  Additional Information about the Columbia Fund and the Galaxy Fund.

         Further information about shares of the Columbia Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Fund dated February 25, 2002, as supplemented.

         Further information about Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Fund is contained in and incorporated herein by reference to the Statement of Additional Information for such Fund dated February 28, 2002.

II.  Financial Statements.

         This SAI is accompanied by the Annual Report for the year ended December 31, 2001 for the Columbia Fund, which report contains historical financial information regarding such Fund. Such report has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

         The audited financial statements and related Report of Independent Auditors for the year ended October 31, 2001, as supplemented and the unaudited financial statements for the semi-annual period ended April 30, 2002 for the Galaxy Fund are incorporated herein by reference. No other parts of the Annual Report or Semi-Annual Report are incorporated herein by reference.

                                   GALAXY FUND
                                       AND
                                  COLUMBIA FUND

                    PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)

         The accompanying unaudited pro forma combining investment portfolio and statement of assets and liabilities assumes that the exchange described in the next paragraph occurred as of January 1, 2002 and the unaudited pro forma combining statement of operations for the twelve months ended December 31, 2001 presents the results of operations of the Columbia Fund as if the combination with the Galaxy Fund had been consummated at January 1, 2002. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at January 1, 2002. These historical statements have been derived from the Columbia Fund and the Galaxy Fund's books and records utilized in calculating daily net asset value at December 31, 2001, and for the twelve month period then ended.

         The pro forma statements give effect to the proposed transfer of all of the assets of the Galaxy Fund to the Columbia Fund in exchange for the assumption by the Columbia Fund of all of the liabilities of the Galaxy Fund and for a number of the Columbia Fund shares equal in value to the value of the net assets of the Galaxy Fund transferred to the Columbia Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Columbia Fund for pre-combination periods will not be restated. The pro forma statement of operations does not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization.

         The unaudited pro forma combining statements should be read in conjunction with the separate financial statements of the Columbia Fund and the Galaxy Fund incorporated by reference in this SAI.

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)


 COLUMBIA     GALAXY                                                                         COLUMBIA       GALAXY
SHORT TERM  SHORT TERM                                                                      SHORT TERM    SHORT TERM
 BOND FUND  BOND FUND   PRO FORMA                                                            BOND FUND     BOND FUND    PRO FORMA
    PAR         PAR      COMBINED                                                              VALUE         VALUE       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                   CORPORATE FIXED-INCOME BONDS & NOTES -- 41.9%
                                   CONSTRUCTION - 0.2%
                                   CONSTRUCTION EQUIPMENT - 0.2%
                                   Caterpillar Financial Services Corp.,

$ 450,000   $      --   $ 450,000           6.875%            8/1/04                          $ 476,141  $         --  $    476,141
                                                                                            ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   CONSUMER DISCRETIONARY - 0.1%
                                   HOTELS - 0.1%
                                   Marriott International, Inc., Series E,
  250,000          --     250,000           7.000%           1/15/08                            250,580            --       250,580
                                                                                            ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   FINANCE, INSURANCE & REAL ESTATE - 5.9%
                                   DEPOSITORY INSTITUTIONS - 1.0%
                                   Equitable Companies, Inc.,

  700,000          --     700,000           9.000%          12/15/04                            780,773            --       780,773
                                   Wachovia Corp.,
  600,000          --     600,000           4.950%           11/1/06                            589,290            --       589,290
                                   Wells Fargo & Co.,
  750,000          --     750,000           7.250%           8/24/05                            806,663            --       806,663
                                                                                            ----------------------------------------
                                                                                              2,176,726            --     2,176,726
                                                                                            ----------------------------------------

                                   DIVERSIFIED FINANCIAL SERVICES - 0.9%
                                   Household Finance Corp.,
  425,000          --     425,000           6.400%           6/17/08                            424,363            --       424,363
                                   Household Finance Corp., VRDN (a),
       --   1,500,000   1,500,000           2.510%           5/28/04                                 --     1,500,136     1,500,136
                                                                                            ----------------------------------------
                                                                                                424,363     1,500,136     1,924,499
                                                                                            ----------------------------------------

                                   INSURANCE CARRIERS - 0.7%
                                   CIT Group, Inc.:
  300,000          --     300,000           7.250%           8/15/05                            316,638            --       316,638
  250,000          --     250,000           7.625%           8/16/05                            267,330            --       267,330
                                   Citigroup, Inc.,
  850,000          --     850,000           6.750%           12/1/05                            899,912            --       899,912
                                                                                            ----------------------------------------
                                                                                              1,483,880            --     1,483,880
                                                                                            ----------------------------------------

                                   NON-DEPOSITORY CREDIT INSTITUTIONS - 1.7%
                                   Associates Corp. of North America, Senior Note:
       --   1,000,000   1,000,000           5.500%                                                   --     1,003,954     1,003,954
       --   2,500,000   2,500,000           5.750%                                                   --     2,606,363     2,606,363
                                                                                            ----------------------------------------
                                                                                                     --     3,610,317     3,610,317
                                                                                            ----------------------------------------

                                   REAL ESTATE INVESTMENT TRUSTS - 0.5%
                                   Health Care Property Investors, Inc.,
  625,000          --     625,000           6.875%            2/1/06                            628,381            --       628,381
                                   Simon Property Group LP,
  500,000          --     500,000           6.625%           6/15/03                            513,885            --       513,885
                                                                                            ----------------------------------------
                                                                                              1,142,266            --     1,142,266
                                                                                            ----------------------------------------

                                   SECURITY BROKERS & DEALERS - 1.1%
                                   Morgan Stanley Dean Witter Co., Unsubordinated
                                     Note,
       --   1,600,000   1,600,000           6.100%           4/15/06                                 --     1,650,370     1,650,370
                                   Merrill Lynch & Co., Inc., MTN, Series B,
  600,000          --     600,000           6.150%           1/26/06                            625,440            --       625,440
                                                                                            ----------------------------------------
                                                                                                625,440     1,650,370     2,275,810
                                                                                            ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   MANUFACTURING - 17.2%
                                   CHEMICALS & ALLIED PRODUCTS - 1.2%
                                   Abbott Laboratories,
       --   1,200,000   1,200,000           5.625%            7/1/06                                 --     1,234,066     1,234,066
                                   American Home Products Corp.,
  600,000          --     600,000           6.250%           3/15/06                            624,264            --       624,264
                                   Dow Chemical Co.,
  750,000          --     750,000           7.000%           8/15/05                            804,525            --       804,525
                                                                                            ----------------------------------------
                                                                                              1,428,789     1,234,066     2,662,855
                                                                                            ----------------------------------------

                                   ELECTRICAL INDUSTRIAL EQUIPMENT - 1.2%
                                   General Electric Capital Corp., MTN:
       --   1,600,000   1,600,000           5.375%           1/15/03                                 --     1,642,525     1,642,525
       --     255,000     255,000           6.810%           11/3/03                                 --       270,514       270,514
       --     515,000     515,000           7.250%            5/3/04                                 --       556,147       556,147
                                                                                            ----------------------------------------
                                                                                                     --     2,469,186     2,469,186
                                                                                            ----------------------------------------

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)


 COLUMBIA     GALAXY                                                                         COLUMBIA       GALAXY
SHORT TERM  SHORT TERM                                                                      SHORT TERM    SHORT TERM
 BOND FUND  BOND FUND   PRO FORMA                                                            BOND FUND     BOND FUND    PRO FORMA
    PAR         PAR      COMBINED                                                              VALUE         VALUE       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                   FABRICATED METAL - 1.8%
                                   Alcoa, Inc.,
  750,000          --     750,000           7.250%            8/1/05                            803,235            --       803,235
                                   Alcoa, Inc., VRDN (a),
       --   3,000,000   3,000,000           2.220%           12/6/04                                 --     3,001,821     3,001,821
                                                                                            ----------------------------------------
                                                                                                803,235     3,001,821     3,805,056
                                                                                            ----------------------------------------

                                   FOOD & KINDRED PRODUCTS - 3.1%
                                   Diageo Capital PLC,
  500,000          --     500,000           6.625%           6/24/04                            530,485            --       530,485
                                   Kellogg Co., Series B,
       --   1,250,000   1,250,000           6.000%            4/1/06                                 --     1,281,196     1,281,196
                                   Pepsi Bottling Holdings, Inc.,
  750,000   1,000,000   1,750,000           5.375%           2/17/04                            776,656     1,035,542     1,812,198
                                   PepsiCo, Inc., Series E, MTN,
       --   3,000,000   3,000,000           5.600%           10/7/02                                 --     3,074,721     3,074,721
                                                                                            ----------------------------------------
                                                                                              1,307,141     5,391,459     6,698,600
                                                                                            ----------------------------------------

                                   MEASURING & ANALYZING INSTRUMENTS - 0.5%
                                   Cox Enterprises, Inc.
  400,000          --     400,000           8.000%           2/15/07                            430,610            --       430,610
                                   Honeywell International, Inc.,
  600,000          --     600,000           5.125%           11/1/06                            592,546            --       592,546
                                                                                            ----------------------------------------
                                                                                              1,023,156            --     1,023,156
                                                                                            ----------------------------------------

                                   MISCELLANEOUS MANUFACTURING - 3.1%
                                   Colgate Palmolive Co., Series D, VRDN (a),
       --   3,000,000   3,000,000           2.140%           8/16/04                                 --     3,002,862     3,002,862
                                   Tyco International Group SA:
  200,000   2,000,000   2,200,000           5.800%            8/1/06                            200,546     2,003,520     2,204,066
  400,000          --     400,000           5.875%           11/1/04                            409,028            --       409,028
                                   USL Capital Corp., Series D, MTN,
       --   1,000,000   1,000,000           6.400%          12/20/02                                 --     1,031,717     1,031,717
                                                                                            ----------------------------------------
                                                                                                609,574     6,038,099     6,647,673
                                                                                            ----------------------------------------

                                   PAPER PRODUCTS - 1.5%
                                   International Paper Co.,
  600,000   1,000,000   1,600,000           8.000%            7/8/03                            638,754     1,054,339     1,693,093
                                   Weyerhaeuser Co.,
       --   1,550,000   1,550,000           6.000%            8/1/06                                 --     1,556,989     1,556,989
                                                                                            ----------------------------------------
                                                                                                638,754     2,611,328     3,250,082
                                                                                            ----------------------------------------

                                   TRANSPORTATION EQUIPMENT - 4.8%
                                   Deer & Co.,
       --   1,250,000   1,250,000           6.550%           7/15/04                                 --     1,324,201     1,324,201
                                   Ford Motor Credit Co.:
       --   1,000,000   1,000,000           6.500%           2/28/02                                 --     1,005,923     1,005,923
  725,000   2,500,000   3,225,000           6.875%            2/1/06                            724,746     2,505,798     3,230,544
                                   General Motors Acceptance Corp., MTN,
       --   2,500,000   2,500,000           6.375%           1/30/04                                 --     2,576,320     2,576,320
                                   Textron,  Inc.
       --   1,485,000   1,485,000           6.750%           9/15/02                                 --     1,517,014     1,517,014
                                   United Technologies Corp.,
  550,000          --     550,000           4.875%           11/1/06                            540,127            --       540,127
                                                                                            ----------------------------------------
                                                                                              1,264,873     8,929,256    10,194,129
                                                                                            ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   MINING & ENERGY - 4.7%
                                   OIL & GAS EXTRACTION - 1.4%
                                   Coastal Corp.,

  500,000          --     500,000           6.500%           5/15/06                            497,325            --       497,325
                                   Consolidated Natural Gas Co., Senior Note
                                     Series B,
       --   2,500,000   2,500,000           5.375%           11/1/06                                 --     2,467,730     2,467,730
                                                                                            ----------------------------------------
                                                                                                497,325     2,467,730     2,965,055
                                                                                            ----------------------------------------

                                   OIL & GAS FIELD SERVICES - 1.9%
                                   Conoco, Inc.,
  500,000          --     500,000           5.900%           4/15/04                            516,515            --       516,515
                                   Conoco, Inc., VRDN (a),
       --   3,000,000   3,000,000           3.200%           4/15/03                                 --     3,005,784     3,005,784
                                   Kinder Morgan Energy Partners LP,
  550,000          --     550,000           8.000%           3/15/05                            599,829            --       599,829

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)


 COLUMBIA     GALAXY                                                                         COLUMBIA       GALAXY
SHORT TERM  SHORT TERM                                                                      SHORT TERM    SHORT TERM
 BOND FUND  BOND FUND   PRO FORMA                                                            BOND FUND     BOND FUND    PRO FORMA
    PAR         PAR      COMBINED                                                              VALUE         VALUE       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              1,116,344     3,005,784     4,122,128
                                                                                            ----------------------------------------

                                   PETROLEUM REFINING - 1.4%
                                   BP America, Inc. MTN, Series 7,
  500,000          --     500,000           5.000%          12/16/03                            512,047            --       512,047
                                   Phillips Petroleum Co.,
  500,000   1,800,000   2,300,000           8.500%           5/25/05                            550,445     1,992,055     2,542,500
                                                                                            ----------------------------------------
                                                                                              1,062,492     1,992,055     3,054,547
                                                                                            ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   RETAIL TRADE - 1.9%
                                   BUILDING, HARDWARE & GARDEN SUPPLY - 0.1%
                                   Lowe's Companies, Inc.,
  300,000          --     300,000           7.500%          12/15/05                            323,628            --       323,628
                                                                                            ----------------------------------------

                                   GENERAL MERCHANDISE STORES - 1.7%
                                   Target Corp.,
       --   1,000,000   1,000,000           5.950%           5/15/06                                 --     1,032,607     1,032,607
                                   Wal-Mart Stores,
       --   2,500,000   2,500,000           3.250%           9/29/03                                 --     2,506,772     2,506,772
                                                                                            ----------------------------------------
                                                                                                     --     3,539,379     3,539,379
                                                                                            ----------------------------------------

                                   SPECIALTY STORES - 0.1%
                                   Toys "R" Us, Inc.,
  125,000          --     125,000           6.875%            8/1/06                            121,989            --       121,989
                                                                                            ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   SERVICES - 1.0%
                                   COMPUTER RELATED SERVICES - 0.7%
                                   International Business Machines Corp.,

       --   1,500,000   1,500,000           4.875%           10/1/06                                 --     1,490,007     1,490,007
                                                                                            ----------------------------------------

                                   HEALTH SERVICES - 0.3%
                                   Wellpoint Health Networks, Inc.,
  610,000          --     610,000           6.375%           6/15/06                            622,670            --       622,670
                                                                                            ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
                                      GAS & SANITARY SERVICES - 10.9%
                                   COMMUNICATIONS - 2.2%
                                   AOL Time Warner, Inc.,
       --   1,750,000   1,750,000           6.125%           4/15/06                                 --     1,789,174     1,789,174
                                   Time Warner, Inc.,
  400,000          --     400,000           7.975%           8/15/04                            435,073            --       435,073
                                   WorldCom, Inc.,
       --   2,400,000   2,400,000           6.500%           5/15/04                                 --     2,467,330     2,467,330
                                                                                            ----------------------------------------
                                                                                                435,073     4,256,504     4,691,577
                                                                                            ----------------------------------------

                                   ELECTRIC SERVICES - 2.3%
                                   FPL Group Capital, Inc.:
  500,000          --     500,000           6.875%            6/1/04                            522,955            --       522,955
  500,000          --     500,000           7.625%           9/15/06                            541,811            --       541,811
                                   Indiana Michigan Power Co.,
       --   1,250,000   1,250,000           6.125%          12/15/06                                 --     1,245,596     1,245,596
                                   Public Service Electric & Gas, Series A, MTN,
       --   1,500,000   1,500,000           7.190%            9/6/02                                 --     1,544,955     1,544,955
                                   Pinnacle West Capital Corp.,
  600,000          --     600,000           6.400%            4/1/06                            606,948            --       606,948
                                   TXU Eastern Funding Co.,
  500,000          --     500,000           6.450%           5/15/05                            506,275            --       506,275
                                                                                            ----------------------------------------
                                                                                              2,177,989     2,790,551     4,968,540
                                                                                            ----------------------------------------

                                   RAILROADS - 0.7%
                                   Norfolk Southern Corp.,
       --   1,500,000   1,500,000           6.950%            5/1/02                                 --     1,521,678     1,521,678
                                                                                            ----------------------------------------

                                   TELECOMMUNICATIONS - 5.7%
                                   AT&T Corp.,
       --   1,000,000   1,000,000           6.500%          11/15/06                                 --     1,017,866     1,017,866
                                   France Telecom,
       --   1,250,000   1,250,000           7.200%            3/1/06                                 --     1,328,780     1,328,780
                                   MCI Communications, Inc.,
  750,000          --     750,000           6.125%           4/15/02                            755,843            --       755,843
                                   Qwest Capital Funding, Inc.,
  550,000          --     550,000           6.250%           7/15/05                            540,419            --       540,419
                                   Qwest Corp.,

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)


 COLUMBIA     GALAXY                                                                         COLUMBIA       GALAXY
SHORT TERM  SHORT TERM                                                                      SHORT TERM    SHORT TERM
 BOND FUND  BOND FUND   PRO FORMA                                                            BOND FUND     BOND FUND    PRO FORMA
    PAR         PAR      COMBINED                                                              VALUE         VALUE       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
       --   2,000,000   2,000,000           7.625%            6/9/03                                 --     2,045,680     2,045,680
                                   SBC Communications, Inc.,
  500,000          --     500,000           5.750%            5/2/06                            511,795            --       511,795
                                   Sprint Capital Corp.,
  450,000   1,000,000   1,450,000           6.000%           1/15/07                            447,276       993,947     1,441,223
                                   TCI Communications, Inc.,
  400,000          --     400,000           7.250%            8/1/05                            416,720            --       416,720
                                   Verizon Global Funding Corp.,
       --   2,000,000   2,000,000           6.750%           12/1/05                                 --     2,110,688     2,110,688
                                   Verizon Wireless, Inc., VRDN (a),
       --   1,500,000   1,500,000           2.270%          12/17/03                                 --     1,500,110     1,500,110
                                   Vodafone Group PLC,
  500,000          --     500,000           7.625%           2/15/05                            537,630            --       537,630
                                                                                            ----------------------------------------
                                                                                              3,209,683     8,997,071    12,206,754
                                                                                            ----------------------------------------

                                   Total Corporate Fixed-Income Bonds & Notes                23,222,111    66,496,797    89,718,908
                                                                                            ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 26.7%
                                   U.S. GOVERNMENT AGENCIES - 16.7%
                                   Federal Home Loan Bank:
  750,000          --     750,000           5.125%           1/13/03                            769,103            --       769,103
       --   5,250,000   5,250,000           6.375%          11/14/03                                 --     5,550,127     5,550,127
                                                                                            ----------------------------------------
                                                                                                769,103     5,550,127     6,319,230
                                                                                            ----------------------------------------

                                   Federal Home Loan Mortgage Corp.:
       --   3,250,000   3,250,000           3.250%          11/15/04                                 --     3,193,912     3,193,912
1,700,169   2,421,109   4,121,278           6.000% 10/01/06 - 09/01/16                        1,709,201     2,464,991     4,174,192
       --     415,026     415,026           6.500%          11/15/23                                 --       426,564       426,564
       --     793,694     793,694           7.000% 08/15/09 - 05/01/19                               --       797,939       797,939
       --   1,027,545   1,027,545           7.500%            9/1/15                                 --     1,075,069     1,075,069
       --          35          35           8.000%            1/1/02                                 --            36            36
  245,672   1,372,024   1,617,696           8.500% 09/15/06 - 07/01/30                          257,111     1,456,489     1,713,600
                                                                                            ----------------------------------------
                                                                                              1,966,312     9,415,000    11,381,312
                                                                                            ----------------------------------------

                                   Federal National Mortgage Association:
4,075,637     670,230   4,745,867           6.000% 01/01/14 - 01/15/32                        4,082,458       676,514     4,758,972
       --     487,884     487,884           6.500%            3/1/12                                 --       501,148       501,148
3,698,274          --   3,698,274           7.000% 03/01/15 - 07/01/16                        3,832,336            --     3,832,336
       --   1,303,257   1,303,257           7.500%            8/1/15                                 --     1,363,532     1,363,532
  107,556   4,776,179   4,883,735           8.000% 10/25/06 - 07/01/31                          112,328     5,007,214     5,119,542
       --      33,438      33,438           8.950%           5/25/03                                 --        34,013        34,013
                                                                                            ----------------------------------------
                                                                                              8,027,122     7,582,421    15,609,543
                                                                                            ----------------------------------------

                                   Government National Mortgage Association:
       --   1,007,098   1,007,098           6.500%           9/15/13                                 --     1,035,738     1,035,738
  143,656   1,305,776   1,449,432           7.000% 04/15/29 - 08/15/29                          146,619     1,348,850     1,495,469
                                                                                            ----------------------------------------
                                                                                                146,619     2,384,588     2,531,207
                                                                                            ----------------------------------------

                                   Total U.S. Government Agencies                            10,909,156    24,932,136    35,841,292
                                                                                            ----------------------------------------

                                   U.S. GOVERNMENT OBLIGATIONS - 10.0%
                                   U.S. Treasury Bill:
2,500,000          --   2,500,000           1.685%            4/4/02                          2,489,235            --     2,489,235
                                                                                            ----------------------------------------

                                   U.S. Treasury Notes:
       --   2,740,000   2,740,000           3.500%          11/15/06                                 --     2,642,174     2,642,174
  852,500          --     852,500           3.375%           1/15/07                            855,696            --       855,696
       --   4,750,000   4,750,000           4.250%          11/15/03                                 --     4,864,670     4,864,670
       --   1,000,000   1,000,000           5.875%          11/15/04                                 --     1,059,141     1,059,141
       --   9,100,000   9,100,000           6.250%           2/15/03                                 --     9,506,661     9,506,661
                                                                                            ----------------------------------------
                                                                                                855,696    18,072,646    18,928,342
                                                                                            ----------------------------------------

                                   Total U.S. Government Obligations                          3,344,931    18,072,646    21,417,577
                                                                                            ----------------------------------------

                                   Total U.S. Government Agencies & Obligations              14,254,087    43,004,782    57,258,869
                                                                                            ----------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   NON-AGENCY MORTGAGE-BACKED &
                                     ASSET-BACKED SECURITIES - 22.7%

                                   NON-AGENCY MORTGAGE-BACKED SECURITIES - 4.8%
                                   Countrywide Home Loans, Series 2001-16,
                                     Class 1A10,
       --   2,682,273   2,682,273           6.750%          10/25/31                                 --     2,760,595     2,760,595
                                   Merrill Lynch Mortgage Investors, Inc., Series 1996-C1,

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)


 COLUMBIA     GALAXY                                                                         COLUMBIA       GALAXY
SHORT TERM  SHORT TERM                                                                      SHORT TERM    SHORT TERM
 BOND FUND  BOND FUND   PRO FORMA                                                            BOND FUND     BOND FUND    PRO FORMA
    PAR         PAR      COMBINED                                                              VALUE         VALUE       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                     Class A3,
  825,000          --     825,000           7.420%           4/25/28                            873,909            --       873,909
                                   OCWEN Residential MBS Corp., Series 1998-R1,
                                     Class A1,
  839,843          --     839,843           7.000%          10/25/40                            865,953            --       865,953
                                   PNC Mortgage Securities Corp., Series 1996-PR1,
                                     Class A, VRDN (a)
  433,750          --     433,750           6.320%           4/28/27                            420,737            --       420,737
                                   PNC Mortgage Securities Corp., Series 1998-12,
                                     Class 4A5,
  595,634          --     595,634           6.475%           1/25/29                            609,842            --       609,842
                                   PNC Mortgage Securities Corp., Series 1999-5,
                                     Class 2A6,
  913,981          --     913,981           6.750%           7/25/29                            938,499            --       938,499
                                   Prudential Home Mortgage Securities, Series 1993-38,
                                     Class A-3,
       --     178,465     178,465           6.150%           9/25/23                                 --       178,874       178,874
                                   Residential Asset Securitzation Trust, Series 1999-A1,
                                     Class A1,
  535,604          --     535,604           6.750%           3/25/29                            547,760            --       547,760
                                   Residential Funding Mortgage Securities I, Inc.,
                                     Series 1999-S25, Class A1,
  279,809          --     279,809           6.750%          12/25/14                            288,065            --       288,065
                                   Saco I, Inc., Series 1997-2, Class 1A5,
  750,000          --     750,000           7.000%           8/25/36                            765,000            --       765,000
                                   Structured Asset Securities Corp., Series 1999-ALS2,
                                     Class A2,
  757,068          --     757,068           6.750%           7/25/29                            776,597            --       776,597
                                   Washington Mutual Mortgage Securities Corp.,
                                     Series 2001-MS10, Class 3A1,
1,190,111          --   1,190,111           6.500%           9/25/31                          1,206,475            --     1,206,475
                                                                                            ----------------------------------------

                                   Total Non-Agency Mortgage-Backed Securities                7,292,837     2,939,469    10,232,306
                                                                                            ----------------------------------------

                                   ASSET-BACKED SECURITIES - 17.9%
                                   Americredit Automobile Receivables Trust,
                                     Series 2000-1, Class B,
  480,000          --     480,000           7.160%            9/5/05                            507,885            --       507,885
                                   Chase Manhattan Auto Owner Trust, Series 2000-A,
                                     Class A-4,
       --   2,000,000   2,000,000           6.260%           6/15/07                                 --     2,093,870     2,093,870
                                   CIT RV Owner Trust, Series 1995-A, Class A,
       --      63,183      63,183           6.250%           1/15/11                                 --        64,026        64,026
                                   Citibank Credit Card Issuance Trust, Series 2001-A8,
       --   2,000,000   2,000,000           4.100%           12/7/06                                 --     1,985,020     1,985,020
                                   Crown Home Equity Loan Trust, Series 1996-1,
                                     Class A5,
  500,000          --     500,000           7.300%           4/25/27                            520,990            --       520,990
                                   DaimlerChrysler Auto Trust, Series 2000-A,
                                     Class A-3,
       --   4,855,738   4,855,738           7.090%           12/6/03                                 --     4,951,369     4,951,369
                                   Discover Card Master Trust I, Series 1999-1,
                                     Class A,
       --   1,500,000   1,500,000           5.300%           8/15/04                                 --     1,505,908     1,505,908
                                   Ford Credit Auto Owner Trust, Series 2000-D,
                                     Class A-3,
       --   2,500,000   2,500,000           7.150%          12/15/03                                 --     2,504,934     2,504,934
                                   Harley Davidson Motorcycle Trust, Series 2001-2,
                                     Class A2,
       --   1,900,000   1,900,000           4.720%           6/15/09                                 --     1,926,910     1,926,910
                                   Honda Auto Receivables Owner Trust, Series 2001-1,
                                     Class A-4,
       --   2,100,000   2,100,000           5.560%           6/19/06                                 --     2,175,205     2,175,205
                                   IMC Home Equity Loan Trust, Series 1997-3,
                                     Class A6,
1,300,000          --   1,300,000           7.520%           8/20/28                          1,357,038            --     1,357,038
                                   IMC Home Equity Loan Trust, Series 1997-3,
                                     Class A7,
  701,848          --     701,848           7.080%           8/20/28                            735,234            --       735,234
                                   Mellon Bank Home Equity Installment Loan Trust,
                                     Series 1998-1, Class A3,
  849,231          --     849,231           6.320%           6/25/12                            865,890            --       865,890
                                   Mellon Residential Funding Corp., Series 2001,

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)


 COLUMBIA     GALAXY                                                                         COLUMBIA       GALAXY
SHORT TERM  SHORT TERM                                                                      SHORT TERM    SHORT TERM
 BOND FUND  BOND FUND   PRO FORMA                                                            BOND FUND     BOND FUND    PRO FORMA
    PAR         PAR      COMBINED                                                              VALUE         VALUE       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                     Class A4,
1,200,000          --   1,200,000           6.615%           2/25/21                          1,230,952            --     1,230,952
                                   Merit Securities Corp., Series 13, Class A4,
1,430,000          --   1,430,000           7.880%          12/28/33                          1,509,852            --     1,509,852
                                   New Century Home Equity Loan Trust,
                                     Series 1997-NC6, Class A7,
1,155,000          --   1,155,000           7.190%           1/25/29                          1,206,516            --     1,206,516
                                   PNC Student Loan Trust I, Series 1997-2,
                                     Class A-5,
       --   3,670,000   3,670,000           6.530%           1/25/03                                 --     3,715,031     3,715,031
                                   Premier Auto Trust, Series 1999-3, Class A-4,
       --   2,425,000   2,425,000           6.430%            3/8/04                                 --     2,499,397     2,499,397
                                   Sears Credit Account Master Trust, Series 1996-4,
                                     Class A,
       --     416,666     416,666           6.450%          10/16/06                                 --       424,174       424,174
                                   SLM Student Loan Trust, Series 1997-2,
                                     Class A2, VRDN (a),
  990,000          --     990,000           2.350%           1/25/10                            984,679            --       984,679
                                   SLM Student Loan Trust, Series 1997-4,
                                     Class A2, VRDN (a),
1,650,000          --   1,650,000           2.500%          10/25/10                          1,661,299            --     1,661,299
                                   Standard Credit Card Master Trust, Series 1993-2,
                                     Class A,
       --   2,650,000   2,650,000           5.950%           10/7/04                                 --     2,757,016     2,757,016
                                   The Money Store Home Equity Loan Trust,
                                     Series 1996-C, Class A7,
1,000,000          --   1,000,000           7.910%          12/15/27                          1,045,376            --     1,045,376
                                   UCFC Home Equity Loan Trust, Series 1996-B1,
                                     Class A7,
  240,000          --     240,000           8.200%           9/15/27                            251,623            --       251,623
                                   University Support Services, Inc., Series 1993-A,
                                     Class B, VRDN (a),
       --       9,643       9,643           6.500%           8/20/08                                 --         9,791         9,791
                                                                                            ----------------------------------------

                                   Total Asset-Backed Securities                             11,877,334    26,612,651    38,489,985
                                                                                            ----------------------------------------

                                   Total Non-Agency Mortgage-Backed & Asset-Backed           19,170,171    29,552,120    48,722,291
                                                                                            ----------------------------------------

                                   FOREIGN BONDS - 2.8%
------------------------------------------------------------------------------------------------------------------------------------
                                   Government of Canada,
       --   1,000,000   1,000,000           6.750%           8/28/06                                 --     1,076,126     1,076,126
                                   Kingdom of Spain,
  600,000          --     600,000           7.000%           7/19/05                            647,610            --       647,610
                                   Nestle Holdings PLC,
       --   1,000,000   1,000,000           5.000%           12/8/03                                 --     1,022,450     1,022,450
                                   Province of Quebec:
       --   2,500,000   2,500,000           5.500%           4/11/06                                 --     2,547,507     2,547,507
  600,000          --     600,000           6.500%           1/17/06                            639,366            --       639,366
                                                                                            ----------------------------------------

                                   Total Foreign Bonds                                        1,286,976     4,646,083     5,933,059
                                                                                            ----------------------------------------

                                   CERTIFICATES OF DEPOSIT - 1.6%
------------------------------------------------------------------------------------------------------------------------------------
                                   FINANCE, INSURANCE & REAL ESTATE - 1.6%
                                   DEPOSITORY INSTITUTIONS - 1.6%
                                   Mercantile Safe Deposit & Trust,

       --   2,500,000   2,500,000           7.400%            4/3/02                                 --     2,514,583     2,514,583
                                   National City Bank, VRDN (a),
       --   1,000,000   1,000,000           1.850%           9/24/02                                 --     1,000,182     1,000,182
                                                                                            ----------------------------------------

                                   Total Certificates of Deposit                                     --     3,514,765     3,514,765
                                                                                            ----------------------------------------

                                   SHORT-TERM OBLIGATIONS - 8.0%
------------------------------------------------------------------------------------------------------------------------------------
                                   DISCOUNT NOTE - 1.2%
                                   Federal National Mortgage Association,
       --   2,625,000   2,625,000           1.000%            1/2/02                                 --     2,625,000     2,625,000
                                                                                            ----------------------------------------

                                   REPURCHASE AGREEMENTS - 6.8%
                                   First Boston, dated 12/31/01, due
       --   5,869,000   5,869,000    01/02/02 at 1.750%                                              --     5,869,000     5,869,000
                                   J.P. Morgan Securities, Inc., dated
6,073,423          --   6,073,423    12/31/01, due 01/02/02 at 1.780%                         6,073,423            --     6,073,423

                                   Merrill Lynch, dated 12/31/01, due
2,500,000          --   2,500,000    01/02/02 at 1.830%                                       2,500,000            --     2,500,000
                                                                                            ----------------------------------------

PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001 (UNAUDITED)


 COLUMBIA     GALAXY                                                                         COLUMBIA       GALAXY
SHORT TERM  SHORT TERM                                                                      SHORT TERM    SHORT TERM
 BOND FUND  BOND FUND   PRO FORMA                                                            BOND FUND     BOND FUND    PRO FORMA
    PAR         PAR      COMBINED                                                              VALUE         VALUE       COMBINED
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              8,573,423     5,869,000    14,442,423
                                                                                            ----------------------------------------

                                   Total Short-Term Obligations                               8,573,423     8,494,000    17,067,423
                                                                                            ----------------------------------------

                                   TOTAL INVESTMENTS - 103.7%                                66,506,768   155,708,547   222,215,315
                                                                                            ----------------------------------------

                                   OTHER ASSETS & LIABILITIES, NET - (3.7%)                  (3,577,163)   (4,319,780)   (7,896,943)
                                                                                            ----------------------------------------

                                   NET ASSETS - 100.0%                                      $62,929,605  $151,388,767  $214,318,372
                                                                                            ========================================


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Interest rates on variable rate securities change periodically. The rates listed are as of December 31, 2001.



Percentages are based on Net Assets of the Pro Forma Combined.


             ACRONYM                               NAME
        ----------------             --------------------------------
               MTN                           Medium Term Note
              VRDN                       Variable Rate Demand Note

            PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       COLUMBIA        GALAXY
                                                      SHORT TERM      SHORT TERM          PRO FORMA             PRO FORMA
                                                       BOND FUND      BOND FUND          ADJUSTMENTS             COMBINED
                                                     -------------  --------------      -------------         --------------
ASSETS

Investments, at cost                                 $ 65,851,000   $ 153,506,635                             $ 219,357,635
                                                     -------------  --------------                            --------------
Investments, at value                                $ 66,507,000   $ 155,707,760                             $ 222,214,760
Cash                                                           --              --                                        --
Receivable for:
   Investments sold                                            --              --                                        --
   Fund shares sold                                       132,000              --                                   132,000
   Interest                                               603,000       1,618,616                                 2,221,616
Expense reimbursement                                       5,000              --                                     5,000
Other assets                                                   --             965                                       965
                                                     -------------  --------------                            --------------
     Total Assets                                      67,247,000     157,327,341                               224,574,341
                                                     -------------  --------------                            --------------

LIABILITIES
Payable for:

   Cash overdraft                                              --       2,629,678                                 2,629,678
   Investments purchased                                4,053,000       2,626,223                                 6,679,223
   Fund shares repurchased                                196,000              --                                   196,000
   Management fee                                          26,000          69,955                                    95,955
   Shareholder servicing fees and 12b-1 fees                   --              --                                        --
   Transfer agent fee                                      10,000           9,800                                    19,800
   Distributions                                            9,000         570,957                                   579,957
Other liabilities                                          23,000          31,961                                    54,961
                                                     -------------  --------------                            --------------
     Total Liabilities                                  4,317,000       5,938,574                                10,255,574
                                                     -------------  --------------                            --------------
NET ASSETS                                           $ 62,930,000   $ 151,388,767                             $ 214,318,767
                                                     =============  ==============                            ==============

Paid in capital                                      $ 62,256,000   $ 157,317,491                             $ 219,573,491
Undistributed net income                                       --   #REF!                                     #REF!
Accumulated net realized gain (loss) on investments        18,000   #REF!                                     #REF!
Net unrealized appreciation/depreciation on
   investments                                            656,000       2,201,125                                 2,857,125
                                                     -------------  --------------                            --------------
NET ASSETS                                           $ 62,930,000   #REF!                                     #REF!
                                                     =============  ==============                            ==============

Net assets - Retail A Shares                         $         --   $  34,844,440        (34,844,440)         $          --
                                                     =============  ==============                            ==============
Shares outstanding - Retail A Shares                           --       3,429,364         (3,429,364)                    --
                                                     =============  ==============                            ==============
Net asset value and redemption
   price per share - Retail A Shares                 $         --   $       10.16                             $          --
                                                     =============  ==============                            ==============
Maximum offering price per share - Retail A Shares
   (Net asset value/0.9525)                          $         --   $       10.67                             $          --
                                                     =============  ==============                            ==============

Net assets - Class T                                 $         --   $          --         34,844,440  {A}     $  34,844,440
                                                     =============  ==============                            ==============
Shares outstanding -  Class T                                  --              --          4,075,373  {A}         4,075,373
                                                     =============  ==============                            ==============
Net asset value and redemption
   price per share - Class T                         $         --   $          --                             $        8.55
                                                     =============  ==============                            ==============
Maximum offering price per share - Class T
   (Net asset value/0.9525)                          $         --   $          --                             $        8.98{C}
                                                     =============  ==============                            ==============

Net assets - Retail B Shares                         $         --   $   1,686,432         (1,686,432)         $          --
                                                     =============  ==============                            ==============
Shares outstanding - Retail B Shares                           --         165,977           (165,977)                    --
                                                     =============  ==============                            ==============
Net asset value and offering
   price per share - Retail B Shares                 $         --   $       10.16  (a)                        $          --
                                                     =============  ==============                            ==============

Net assets - Class G Shares                          $         --   $          --          1,686,432  {A}     $   1,686,432
                                                     =============  ==============                            ==============
Shares outstanding - Class G Shares                            --              --            197,244  {A}           197,244
                                                     =============  ==============                            ==============
Net asset value and offering
   price per share - Class G Shares                  $         --   $          --                             $        8.55
                                                     =============  ==============                            ==============

Net assets - Class S                                 $ 62,930,000   $          --        (62,930,000) {A}{B}  $          --
                                                     =============  ==============                            ==============
Shares outstanding - Class S                            7,362,000              --         (7,362,000) {A}{B}             --
                                                     =============  ==============                            ==============
Net asset value, offering and redemption
   price per share - Class S                         $       8.55   $          --                             $          --
                                                     =============  ==============                            ==============

Net assets - Trust Shares                            $         --   $ 114,857,895       (114,857,895) {A}{B}  $          --
                                                     =============  ==============                            ==============
Shares outstanding - Trust Shares                              --      11,304,023        (11,304,023) {A}{B}             --
                                                     =============  ==============                            ==============
Net asset value, offering and redemption
   price per share - Trust Shares                    $         --   $       10.16                             $          --
                                                     =============  ==============                            ==============

Net assets - Class Z                                 $         --   $          --        177,787,895  {A}{B}  $ 177,787,895
                                                     =============  ==============                            ==============
Shares outstanding - Class Z                                   --              --         20,795,672  {A}{B}     20,795,672
                                                     =============  ==============                            ==============
Net asset value, offering and redemption
   price per share - Class Z                         $         --   $          --                             $        8.55
                                                     =============  ==============                            ==============


(A) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



{A} New class shares of the surviving fund transferred at NAV of surviving fund.

{B}  Class S and Trust shares redesignated as Class Z.

{C} The same rate for maximum offering price of Retail Class A is used for Class T.

                  PRO FORMA COMBINING STATEMENTS OF OPERATIONS
                          DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      COLUMBIA      GALAXY
                                                     SHORT TERM    SHORT TERM    PRO FORMA          PRO FORMA
                                                     BOND FUND     BOND FUND    ADJUSTMENTS          COMBINED
                                                    ------------  ------------  -----------       -------------
INVESTMENT INCOME

Interest                                              2,738,000     7,444,408                      10,182,408
                                                    ------------  ------------                    -------------
   Total Investment Income                            2,738,000     7,444,408                      10,182,408

EXPENSES

Management fee                                          228,000       936,811     (312,448) {a}        852,363
Administration fee                                           --        81,510      (81,510) {a}              -
Service & distribution fees                                  --        65,464          407  {a}         65,871
Fund accounting fee                                          --        55,978      (30,978) {b}         25,000
Transfer agent fee                                      120,000        89,514      (13,745) {a}        195,769
Directors'/Trustees' fee                                     --         2,205       15,201  {a}         17,406
Custody fee                                               7,000        14,259          (18) {a}         21,241
Other expenses                                           59,000        96,104      (32,496) {c}        122,608
                                                    ------------  ------------                    -------------
   Total Expenses                                       414,000     1,341,845                        1,300,258
Fees and expenses waived or borne by Advisor
  and Administrator                                     (71,000)     (312,039)     379,338  {a}         (3,701)
Fees paid indirectly                                     (2,000)           --                           (2,000)
                                                    ------------  ------------                    -------------
   Net Expenses                                         341,000     1,029,806                        1,294,556
                                                    ------------  ------------                    -------------
   Net Investment Income                              2,397,000     6,414,602                        8,887,852
                                                    ------------  ------------                    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized gain on investments                        623,000     1,758,646                        2,381,646
Net change in unrealized appreciation/depreciation
   on investments                                        94,000     1,144,654                        1,238,654
                                                    ------------  ------------                    -------------
   Net Income                                           717,000     2,903,300                        3,620,300
                                                    ------------  ------------                    -------------
Increase in Net Assets from Operations              $ 3,114,000   $ 9,317,902                     $ 12,508,152
                                                    ============  ============                    =============


{a}  Based on the contract in effect for the surviving fund.

{b}  Based on the SSB fee structure.

{c} Due to economies of scale achieved by merging the funds (see Adjustments worksheet for detail).

                       COLUMBIA SHORT TERM BOND FUND, INC.

                                    FORM N-14

PART C. OTHER INFORMATION

Item 15. Indemnification

         Under the bylaws of the Registrant, any director or officer of the Fund shall be indemnified by the Registrant against all expenses incurred by him in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his being an officer, director, employee or agent of the Registrant, to the fullest extent permitted under the Business Corporation Act of the State of Oregon and the Investment Company Act of 1940 and related regulations and interpretations of the Securities and Exchange Commission (including SEC Rel. Nos. IC-11,330, IC-10,700 and IC-7,221).

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant's directors and officers are also named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 16. Exhibits

               (1)  (a)       Registrant's Articles of Incorporation.(1)

               (1)  (b)       Articles of Merger.(1)

               (1)  (c)       Articles of Amendment.(2)

               (2)            Restated Bylaws.(1)

               (3)            Not Applicable.

               (4) Form of Agreement and Plan of Reorganization dated ____, 2002 among The Galaxy Fund on behalf of Galaxy Short Term Bond Fund and Colombia Short Term Bond Fund, Inc. and Columbia Management Group, Inc., filed as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference.

               (5)            Specimen Stock Certificate.(1)

               (6)            Investment Advisory Contract.(1)

               (7)            Distribution Agreement.(3)

               (8)            Not Applicable.

               (9) Master Custodian Agreement with State Street Bank and Trust Company.*

               (10) (a)       12b-1 Plan - Not applicable.

               (10) (b)       Rule 18f-3 Plan - Not applicable.

               (11) Opinion and Consent of Counsel of Stoel Rives LLP with respect to the Acquisition of the Galaxy Short Term Bond Fund.**

               (12) Opinion of Ropes and Gray as to tax consequences (including consent of firm).**

               (13)           Not Applicable.

               (14) (a)       Consent of Drinker Biddle & Reath LLP.*
                    (b)       Consent of Ernst & Young LLP.*
                    (c)       Consent of PricewaterhouseCoopers LLP.*
                    (d)       Consent of Stoel Rives LLP.*

               (15)           Not Applicable.

               (16)           All Powers of Attorney.*

               (17) (a)       Transfer Agent Agreement.(1)

               (17) (b)       Code of Ethics.(4)

               (17) (c)       Form of Proxy Card.*

               (17) (d)(i)    Prospectus for Retail A Shares and Retail B
                              Shares of the Galaxy Short Term Bond Fund, Galaxy
                              Intermediate Government Income

                              Fund and Galaxy High Quality Bond Fund dated
                              February 28, 2002.*

               (17) (d)(ii)   Prospectus for Trust Shares of the Galaxy
                              Short Term Bond Fund, Galaxy Intermediate
                              Government Income Fund, Galaxy High Quality Bond
                              Fund and Corporate Bond Fund dated February 28,
                              2002.*

               (17) (d)(iii)  Statement of Additional Information for
                              Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Short Term Bond Fund, Galaxy Intermediate Government Income Fund, Galaxy High Quality Bond Fund and Corporate Bond Fund dated February 28, 2002.*

               (17) (d)(iv)   Prospectus for shares of the Columbia
                              Common Stock Fund, Columbia Growth Fund, Columbia
                              International Stock Fund, Columbia Special Fund,
                              Columbia Small Cap Fund, Columbia Real Estate
                              Equity Fund, Columbia Technology Fund, Columbia
                              Strategic Value Fund, Columbia Balanced Fund,
                              Columbia Short Term Bond Fund, Columbia Fixed
                              Income Securities Fund, Columbia National
                              Municipal Bond Fund, Columbia Oregon Municipal
                              Bond Fund, Columbia High Yield Fund and Columbia
                              Daily Income Fund dated February 25, 2002.*

               (17) (d)(v)    Statement of Additional Information for
                              shares of the Columbia Common Stock Fund, Columbia
                              Growth Fund, Columbia International Stock Fund,
                              Columbia Special Fund, Columbia Small Cap Fund,
                              Columbia Real Estate Equity Fund, Columbia
                              Technology Fund, Columbia Strategic Value Fund,
                              Columbia Balanced Fund, Columbia Short Term Bond
                              Fund, Columbia Fixed Income Securities Fund,
                              Columbia National Municipal Bond Fund, Columbia
                              Oregon Municipal Bond Fund, Columbia High Yield
                              Fund and Columbia Daily Income Fund dated February
                              25, 2002.*

               (17) (d)(vi)   Annual Report for the fiscal year ended
                              October 31, 2001 for the Galaxy Short Term Bond
                              Fund, Galaxy Intermediate Government Income Fund,
                              Galaxy High Quality Bond Fund and Corporate Bond
                              Fund.*

               (17) (d)(vii)  Semi-Annual Report for the period ended
                              April 30, 2002 for the Galaxy Short Term Bond Fund, Galaxy Intermediate Government Income Fund, Galaxy High Quality Bond Fund and Corporate Bond Fund.*

               (17) (d)(viii) Annual Report for the fiscal year ended
                              December 31, 2001 for the Columbia Common Stock Fund, Columbia Growth Fund, Columbia International Stock Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Real Estate Equity Fund,

                      Columbia Technology Fund, Columbia Strategic Value Fund, Columbia Balanced Fund, Columbia Short Term Bond Fund, Columbia Fixed Income Securities Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia High Yield Fund and Columbia Daily Income Fund.*

      (17) (d)(ix)    Supplement dated July 1, 2002 to the Statement of
                      Additional Information for shares of the Columbia Common
                      Stock Fund, Columbia Growth Fund, Columbia International
                      Stock Fund, Columbia Special Fund, Columbia Small Cap
                      Fund, Columbia Real Estate Equity Fund, Columbia
                      Technology Fund, Columbia Strategic Value Fund, Columbia
                      Balanced Fund, Columbia Short Term Bond Fund, Columbia
                      Fixed Income Securities Fund, Columbia National Municipal
                      Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia
                      High Yield Fund and Columbia Daily Income Fund dated
                      February 25, 2002.*

      (17) (d)(x)     Supplement dated July 3, 2002 to the Prospectuses for
                      Trust Shares, Retail A Shares and Retail B Shares of the
                      Galaxy Short-Term Bond Fund, Galaxy Intermediate
                      Government Income Fund, Galaxy High Quality Bond Fund and
                      Galaxy Corporate Bond Fund to the prospectus dated
                      February 28, 2002.(5)

      (17) (d)(xi)    Supplement dated July 3, 2002 to the Prospectus for Retail
                      A Shares and Retail B Shares of the Galaxy Short Term Bond
                      Fund, Galaxy Intermediate Government Income Fund and
                      Galaxy High Quality Bond Fund dated February 28, 2002.(6)

      (17) (d)(xii)   Supplement dated July 3, 2002 to the Prospectus for Trust
                      Shares of the Galaxy Short Term Bond Fund, Galaxy
                      Intermediate Government Income Fund, Galaxy High Quality
                      Bond Fund and Corporate Bond Fund dated February 28,
                      2002.(6)

      (17) (d)(xiii)  Supplement dated July 3, 2002 to the Statement of
                      Additional Information for Retail A Shares, Retail B Shares and Trust Shares of the Galaxy Short Term Bond Fund, Galaxy Intermediate Government Income Fund, Galaxy High Quality Bond Fund and Corporate Bond Fund dated February 28, 2002.(6)


-------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, File No. 33-8843 filed February 23, 1998.

(2) Incorporated herein by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, File No. 33-8843 filed December 15, 2000.

(3) Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, File No. 33-8843 filed February 20, 2001.

(4) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, File No. 33-8843 filed February 25, 2002.

(5) The Supplement, filed with the Securities and Exchange Commission via EDGAR on July 3, 2002, accession number 0000912057-02-026417, is incorporated herein by reference.

(6) The Supplement, filed with the Securities and Exchange Commission via EDGAR on July 3, 2002, accession number 0000912057-02-026424, is incorporated herein by reference.

* Filed herewith.

Item 17. Undertakings

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, Columbia Short Term Bond Fund, Inc., in the City of Portland and the State of Oregon on this 3rd day of July, 2002.

                                  COLUMBIA SHORT TERM BOND FUND, INC.


                                         /s/ Jeff B. Curtis
                                         ---------------------------------
                                         Jeff B. Curtis
                                         President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated.

Signature                              Title                      Date
---------                              -----                      ----
(i) Principal executive officer

/s/ Jeff B. Curtis                     President                  July 3, 2002
---------------------------------
Jeff B. Curtis

(ii) Principle accounting and
financial officer

/s/ Jeffrey L. Lunzer                  Vice President             July 3, 2002
---------------------------------
Jeffrey L. Lunzer

(iii) Directors

*James C. George                       Director                   July 3, 2002
---------------------------------
James C. George

*J. Jerry Inskeep, Jr.                 Chairman and Director      July 3, 2002
---------------------------------
J. Jerry Inskeep, Jr.

*Patrick J. Simpson                    Director                   July 3, 2002
---------------------------------
Patrick J. Simpson

*Richard L. Woolworth                  Director                   July 3, 2002
---------------------------------
Richard L. Woolworth

*By:   /s/ Jeff B. Curtis
       --------------------------
       Jeff B. Curtis
       Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit No.       Description

(9)               Master Custodian Agreement with State Street Bank and Trust
                  Company

(14)   (a)        Consent of Drinker Biddle & Reath LLP.
       (b)        Consent of Ernst & Young LLP.
       (c)        Consent of PricewaterhouseCoopers LLP.
       (d)        Consent of Stoel Rives LLP.

(16)              All Powers of Attorney.

(17)              Form of Proxy Card.

(17)   (d)(i)     Prospectus for Retail A Shares and Retail B Shares of
                  the Galaxy Short Term Bond Fund, Galaxy Intermediate
                  Government Income Fund and Galaxy High Quality Bond Fund dated
                  February 28, 2002.

(17)   (d)(ii)    Prospectus for Trust Shares of the Galaxy Short Term
                  Bond Fund, Galaxy Intermediate Government Income Fund, Galaxy
                  High Quality Bond Fund and Corporate Bond Fund dated February
                  28, 2002.

(17)   (d)(iii)   Statement of Additional Information for Retail A
                  Shares, Retail B Shares and Trust Shares of the Galaxy Short
                  Term Bond Fund, Galaxy Intermediate Government Income Fund,
                  Galaxy High Quality Bond Fund and Corporate Bond Fund dated
                  February 28, 2002.

(17)   (d)(iv)    Prospectus for shares of the Columbia Common Stock
                  Fund, Columbia Growth Fund, Columbia International Stock Fund,
                  Columbia Special Fund, Columbia Small Cap Fund, Columbia Real
                  Estate Equity Fund, Columbia Technology Fund, Columbia
                  Strategic Value Fund, Columbia Balanced Fund, Columbia Short
                  Term Bond Fund, Columbia Fixed Income Securities Fund,
                  Columbia National Municipal Bond Fund, Columbia Oregon
                  Municipal Bond Fund, Columbia High Yield Fund and Columbia
                  Daily Income Fund dated February 25, 2002.

(17)   (d)(v)     Statement of Additional Information for shares of the
                  Columbia Common Stock Fund, Columbia Growth Fund, Columbia
                  International Stock Fund, Columbia Special Fund, Columbia
                  Small Cap Fund, Columbia Real Estate Equity Fund, Columbia
                  Technology Fund, Columbia Strategic Value Fund, Columbia
                  Balanced Fund, Columbia Short Term Bond Fund, Columbia

                  Fixed Income Securities Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia High Yield Fund and Columbia Daily Income Fund dated February 25, 2002.

(17)   (d)(vi)    Annual Report for the fiscal year ended October 31,
                  2001 for the Galaxy Short Term Bond Fund, Galaxy Intermediate
                  Government Income Fund, Galaxy High Quality Bond Fund and
                  Corporate Bond Fund.

(17)   (d)(vii)   Semi-Annual Report for the period ended April 30,
                  2002 for the Galaxy Short Term Bond Fund, Galaxy Intermediate
                  Government Income Fund, Galaxy High Quality Bond Fund and
                  Corporate Bond Fund.

(17)   (d)(viii)  Annual Report for the fiscal year ended December 31,
                  2001 for the Columbia Common Stock Fund, Columbia Growth Fund, Columbia International Stock Fund, Columbia Special Fund, Columbia Small Cap Fund, Columbia Real Estate Equity Fund, Columbia Technology Fund, Columbia Strategic Value Fund, Columbia Balanced Fund, Columbia Short Term Bond Fund, Columbia Fixed Income Securities Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia High Yield Fund and Columbia Daily Income Fund.

(17)   (d)(ix)    Supplement dated July 1, 2002 to the Statement of
                  Additional Information for shares of the Columbia Common Stock
                  Fund, Columbia Growth Fund, Columbia International Stock Fund,
                  Columbia Special Fund, Columbia Small Cap Fund, Columbia Real
                  Estate Equity Fund, Columbia Technology Fund, Columbia
                  Strategic Value Fund, Columbia Balanced Fund, Columbia Short
                  Term Bond Fund, Columbia Fixed Income Securities Fund,
                  Columbia National Municipal Bond Fund, Columbia Oregon
                  Municipal Bond Fund, Columbia High Yield Fund and Columbia
                  Daily Income Fund dated February 25, 2002.


                                      -2-